                           NYLIAC SEMI-ANNUAL REPORT
                            VARIABLE UNIVERSAL LIFE
                          VARIABLE UNIVERSAL LIFE 2000
                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                        VARIABLE UNIVERSAL LIFE PROVIDER

                                 JUNE 30, 2004

                               TABLE OF CONTENTS

President's Letter..........................................        3
Supplement to Prospectus of May 1, 2004.....................        5
Performance Summaries and Tables of Policy Values...........        7
NYLIAC Variable Universal Life Separate Account - I
  Financial Statements......................................       31
  Statement of Assets and Liabilities.......................       32
  Statement of Operations...................................       42
  Statement of Changes in Net Assets........................       46
  Notes to Financial Statements.............................       52
The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-4
  Directors and Officers....................................     M-85
  Bond--Initial Class.......................................     M-87
  Capital Appreciation--Initial Class.......................     M-96
  Cash Management...........................................    M-103
  Common Stock--Initial Class (formerly MainStay VP Growth
    Equity--Initial Class)..................................    M-110
  Convertible--Initial Class................................    M-122
  Government--Initial Class.................................    M-133
  High Yield Corporate Bond--Initial Class..................    M-142
  International Equity--Initial Class.......................    M-158
  Mid Cap Core--Initial Class...............................    M-166
  Mid Cap Growth--Initial Class.............................    M-176
  Mid Cap Value--Initial Class (formerly MainStay VP Equity
    Income--Initial Class)..................................    M-185
  S&P 500 Index--Initial Class (formerly MainStay VP Indexed
    Equity--Initial Class)..................................    M-189
  Small Cap Growth--Initial Class...........................    M-201
  Total Return--Initial Class...............................    M-208
  Value--Initial Class......................................    M-222
  American Century Income & Growth--Initial Class...........    M-229
  Dreyfus Large Company Value--Initial Class................    M-236
  Eagle Asset Management Growth Equity--Initial Class.......    M-242
  Lord Abbett Developing Growth--Initial Class*.............    M-248
  Notes to Financial Statements.............................    M-255
* The MainStay VP Lord Abbett Developing Growth--Initial
  Class is not available under the VUL, VUL 2000, VUL
  Provider, SVUL and SPVUL policies.
The Semi-Annual Reports for the Portfolios listed below
  follow:
  Alger American Small Capitalization--Class O Shares
  Calvert Social Balanced
  Dreyfus IP Technology Growth--Initial Shares
  Fidelity(R) VIP Contrafund(R)--Initial Class
  Fidelity(R) VIP Equity-Income--Initial Class
  Janus Aspen Series Balanced--Institutional Shares
  Janus Aspen Series Worldwide Growth--Institutional Shares
  T. Rowe Price Equity Income Portfolio
  Van Kampen UIF Emerging Markets Equity--Class I

Important Changes to Investment Divisions -- Supplements to May 2004
Prospectuses

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LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present you the semi-annual financial report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable product.

The design of your NYLIAC policy gives you the flexibility to customize features and manage your money in the way best suited to your individual investment style, risk tolerance and time horizon. This report can be a valuable resource; it contains important information including performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions available to you.(1) I encourage you to review this material and get in touch with your registered representative if you want to review your current policy. Also note there is additional information contained in the enclosed supplement to your prospectus. Please be sure to look it over carefully and keep it for future reference.

Of course, when it comes to protecting your future, it's important to work with a company you can depend on. When you made the decision to do business with us you made a decision to do business with one of the strongest, most respected companies in the industry today. Through decades of ups and downs, we've been there for our policy-owners. And we're committed to continuing this proud tradition.

We appreciate the trust you've placed in us.

/s/ FREDERICK J. SIEVERT
Frederick J. Sievert
President
New York Life Insurance and Annuity Company
(A Delaware Corporation)

(1) The investment divisions offered through NYLIAC's variable products and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

(NEW YORK LIFE LOGO)

August 30, 2004

Dear Policyowner:

     The ability to transfer assets across investment divisions on a tax-deferred basis is a significant benefit that your variable policy with New York Life Insurance and Annuity Corporation provides. We are glad to be able to provide this benefit.

     Transfers, however, could potentially affect policyowners, including you. Frequent transfers by some policyowners could potentially harm other policyowners because the transfers could unnecessarily raise the transactional expenses incurred by the fund and thereby hurt the fund's performance. In addition, a single large transfer could cause unintended harm to policyowners, as it may be disruptive to the management of the fund. For example, the fund manager may maintain a higher amount of liquidity, because of transfers of large amounts, rather than investing for the longer term.

     In an effort to avoid potential harm, we may limit your right to make transfers under your policy. Accordingly, the following paragraphs supplement and amend the Transfers section of your May 1, 2004 prospectus.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that exceeds either of these limits, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when we take this action.

     Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject.

     Blocking your ability to make transfers electronically and by telephone may involve the suspension of your Personal Identification Number ("PIN"). Your PIN is very useful as it allows you to access your policy's values and other helpful information through the telephone or our website. In order to retain your PIN, you may want to modify the amount and/or the frequency of transfer requests.

     We appreciate your business and hope you understand that these transfer limits are in place to protect you and all of our policyowners. We look forward to continuing to be The Company You Keep(R).

                            ------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

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NYLIAC VARIABLE UNIVERSAL LIFE AND
SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR SERIES 1(1) AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2004(2)

                                                     INVESTMENT                                                   SINCE
                                                      DIVISION     YEAR                                         INVESTMENT
                                                     INCEPTION      TO        1        3        5        10      DIVISION
INVESTMENT DIVISIONS(3)                               DATE(4)      DATE      YEAR    YEARS    YEARS    YEARS    INCEPTION
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/25/00      4.36%    19.96%    0.43%     N/A      N/A      (2.27)%
 Bond--Initial Class                                  06/16/94     (0.37)    (0.30)    5.61     5.88%    6.27%      6.14
 Capital Appreciation--Initial Class                  12/23/93      0.76     15.39    (6.96)   (7.26)    7.69       6.34
 Cash Management--Current yield as of June 30, 2004
   is -0.018594%(5)                                   12/06/93     (0.07)    (0.13)    0.52     2.21     3.30       3.25
 Common Stock--Initial Class                          06/07/94      2.51     17.96    (3.48)   (2.58)    9.95       9.57
 Convertible--Initial Class                           10/15/96      0.37     11.69     2.59     4.02      N/A       7.63
 Dreyfus Large Company Value--Initial Class           06/15/00      2.50     18.96    (0.71)     N/A      N/A      (0.50)
 Eagle Asset Management Growth Equity--Initial
   Class                                              05/23/00     (4.52)     7.74    (7.06)     N/A      N/A      (9.49)
 Government--Initial Class                            12/16/93     (0.54)    (1.70)    4.56     5.26     5.81       5.21
 High Yield Corporate Bond--Initial Class             05/01/95      2.26     14.91    12.57     6.79      N/A       9.15
 International Equity--Initial Class                  05/01/95      2.56     21.70     7.10     1.89      N/A       5.65
 Mid-Cap Core--Initial Class                          07/02/01      5.95     27.14      N/A      N/A      N/A       4.97
 Mid-Cap Growth--Initial Class                        07/02/01      4.68     25.36      N/A      N/A      N/A      (0.88)
 Small-Cap Growth--Initial Class                      07/02/01      1.86     24.39      N/A      N/A      N/A      (0.12)
 Mid Cap Value--Initial Class                         07/02/01      5.97     27.10      N/A      N/A      N/A       4.33
 S&P 500 Index--Initial Class                         01/03/94      2.91     17.82    (1.66)   (3.13)   10.70      10.33
 Total Return--Initial Class                          12/17/93      0.78     10.43    (0.97)   (1.49)    7.76       6.66
 Value--Initial Class                                 05/01/95      3.64     21.88     0.51     1.73      N/A       8.14
Alger American Small Capitalization--Class O Shares   10/21/96      7.91     32.64    (0.18)   (6.54)     N/A      (0.17)
Calvert Social Balanced                               11/12/96      2.20     11.49     0.36    (0.02)     N/A       4.84
Dreyfus IP Tech. Growth Portfolio--Initial Shares     07/01/01     (2.64)    17.28      N/A      N/A      N/A      (5.01)
Fidelity(R) VIP Contrafund(R)--Initial Class          10/21/96      5.95     23.78     5.71     1.82      N/A       9.47
Fidelity(R) VIP Equity-Income--Initial Class          10/21/96      3.13     20.98     1.70     1.01      N/A       7.37
Janus Aspen Series Balanced--Institutional Shares     10/21/96      1.53      8.56     1.66     2.04      N/A       9.61
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               10/18/96     (3.54)    11.77    (7.75)   (3.81)     N/A       5.20
T. Rowe Price Equity Income Portfolio                 06/12/00      4.12     19.21     3.31      N/A      N/A       5.47
Van Kampen UIF Emerging Markets Equity--Class I       10/21/96     (3.21)    29.17     8.08     0.59      N/A       0.82
--------------------------------------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. PERFORMANCE REFLECTS THE DEDUCTION OF THE POLICY'S CURRENT MORTALITY AND EXPENSE RISK CHARGE (.60%), THE ADMINISTRATION FEE (.10%) AND TOTAL FUND OPERATING EXPENSES. HOWEVER, IT DOES NOT REFLECT THE POLICY FEES OR CHARGES. THESE INCLUDE THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGE, SALES EXPENSE CHARGE, CHARGE PER $1,000 OF INITIAL FACE AMOUNT (SVUL ONLY) AND STATE AND FEDERAL TAX CHARGES. HAD THESE EXPENSES BEEN DEDUCTED TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) Series 1 is a policy NYLIAC offered for sale prior to May 10, 2002. This policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.

(2) The values shown are unaudited.

(3) The Investment Divisions offered are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Performance is calculated as of the initial date deposits were received in each Investment Division of the NYLIAC VUL Separate Account-1. For periods prior to June 5, 1998, when the Survivorship Variable Universal Life Insurance Policy became available, performance assumes that these Policies were available and that the Investment Divisions were offered under the Survivorship Variable Universal Life Policies, which they were not.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money in this portfolio.

This is not valid unless accompanied by the NYLIAC VUL and SVUL Policy Values pages.

NYLIAC VUL and SVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

NYLIAC VUL POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$250,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(1)                                 DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/25/00      $2,791           $1,813          $7,350           $6,293
 Bond--Initial Class                                  05/01/94       2,329            1,351           7,648            6,591
 Capital Appreciation--Initial Class                  11/15/93       2,681            1,703           6,738            5,681
 Cash Management(3)                                   11/15/93       2,281            1,303           6,831            5,774
 Common Stock--Initial Class                          05/01/94       2,747            1,769           6,923            5,866
 Convertible--Initial Class                           10/01/96       2,621            1,643           7,587            6,530
 Dreyfus Large Company Value--Initial Class           06/15/00       2,804            1,826           7,231            6,174
 Eagle Asset Management Growth Equity--Initial Class  05/23/00       2,615            1,637           6,616            5,559
 Government--Initial Class                            11/15/93       2,261            1,283           7,413            6,356
 High Yield Corporate Bond--Initial Class             05/01/95       2,769            1,791           8,914            7,857
 International Equity--Initial Class                  05/01/95       2,819            1,841           8,099            7,042
 Mid-Cap Core--Initial Class                          07/02/01       2,972            1,994             N/A              N/A
 Mid-Cap Growth--Initial Class                        07/02/01       3,090            2,112             N/A              N/A
 Mid-Cap Value--Initial Class                         07/02/01       2,832            1,854             N/A              N/A
 S&P 500 Index--Initial Class                         11/15/93       2,654            1,676           7,148            6,091
 Small-Cap Growth--Initial Class                      07/02/01       3,032            2,054             N/A              N/A
 Total Return--Initial Class                          11/15/93       2,551            1,573           7,192            6,135
 Value--Initial Class                                 05/01/95       2,811            1,833           7,152            6,095
Alger American Small Capitalization--Class O Shares   10/01/96       3,201            2,223           7,985            6,928
Calvert Social Balanced                               10/01/96       2,584            1,606           7,261            6,204
Dreyfus IP Technology Growth Portfolio--Initial
 Shares                                               08/31/99       2,827            1,849             N/A              N/A
Fidelity(R) VIP Contrafund(R)--Initial Class          10/01/96       2,883            1,905           7,940            6,883
Fidelity(R) VIP Equity-Income--Initial Class          10/01/96       2,823            1,845           7,442            6,385
Janus Aspen Series Balanced--Institutional Shares     10/01/96       2,501            1,523           7,213            6,156
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               10/01/96       2,895            1,917           6,863            5,806
Van Kampen UIF Emerging Markets Equity--Class I       10/01/96       3,699            2,721           9,761            8,704
T. Rowe Price Equity Income Portfolio                 06/12/00       2,717            1,739           7,438            6,381
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PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

The VUL Policy Values table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Cash Value and Cash Surrender Value (if the Policy is Surrendered) of a hypothetical policy held for specified time periods ending June 30, 2004. The illustration assumes a $3,000 annual premium allocated to each individual Investment Division, the insured is a 35 year old male, preferred rate class, a level life insurance benefit option, policy face amount is $250,000 and that it was purchased on the first day that the Investment Divisions were made available for NYLIAC's VUL Separate Account-I.

Current charges, which include a sales expense charge (5%), state tax (2%), federal tax (1.25%), monthly contract charges ($7), deferred first year contract charge ($228), cost of insurance, separate account charges for mortality and expense risk (0.60%), administration fee (0.10%) and total portfolio operating expenses have been used to determine policy values. If guaranteed charges were used, the results would be lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge. We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(1)                                 DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/25/00          N/A             N/A          $11,784         $10,427
 Bond--Initial Class                                  05/01/94      $13,751         $12,394           31,897          30,986
 Capital Appreciation--Initial Class                  11/15/93        9,680           8,323           26,096          25,185
 Cash Management(3)                                   11/15/93       11,726          10,369           25,720          24,809
 Common Stock--Initial Class                          05/01/94       10,794           9,437           33,345          32,434
 Convertible--Initial Class                           10/01/96       12,720          11,362           24,148          22,934
 Dreyfus Large Company Value--Initial Class           06/15/00          N/A             N/A            9,734           8,527
 Eagle Asset Management Growth Equity--Initial Class  05/23/00          N/A             N/A           10,511           9,154
 Government--Initial Class                            11/15/93       13,337          11,980           30,939          30,029
 High Yield Corporate Bond--Initial Class             05/01/95       15,102          13,745           34,028          33,118
 International Equity--Initial Class                  05/01/95       12,770          11,413           27,708          26,797
 Mid-Cap Core--Initial Class                          07/02/01          N/A             N/A            8,220           7,163
 Mid-Cap Growth--Initial Class                        07/02/01          N/A             N/A            7,954           6,897
 Mid-Cap Value--Initial Class                         07/02/01          N/A             N/A            7,769           6,712
 S&P 500 Index--Initial Class                         11/15/93       10,794           9,437           33,345          32,434
 Small-Cap Growth--Initial Class                      07/02/01          N/A             N/A            7,859           6,802
 Total Return--Initial Class                          11/15/93       11,265           9,908           29,497          28,586
 Value--Initial Class                                 05/01/95       11,952          10,595           28,150          27,240
Alger American Small Capitalization--Class O Shares   10/01/96       11,045           9,688           18,770          17,556
Calvert Social Balanced                               10/01/96       11,685          10,328           20,697          19,483
Dreyfus IP Technology Growth Portfolio--Initial
 Shares                                               08/31/99          N/A             N/A            7,525           6,468
Fidelity(R) VIP Contrafund(R)--Initial Class          10/01/96       12,652          11,295           24,491          23,277
Fidelity(R) VIP Equity-Income--Initial Class          10/01/96       12,230          10,873           23,423          22,209
Janus Aspen Series Balanced--Institutional Shares     10/01/96       12,028          10,671           24,250          23,036
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               10/01/96       10,377           9,020           20,857          19,643
Van Kampen UIF Emerging Markets Equity--Class I       10/01/96       14,627          13,270           25,973          24,759
T. Rowe Price Equity Income Portfolio                 06/12/00          N/A             N/A           10,487           9,280
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(1) The Investment Divisions offered through VUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(2) Unlike the Performance Summary, VUL Policy Values are calculated as of the date that each Investment Division was added to NYLIAC VUL Separate Account-l.

(3) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

This is not valid unless accompanied by the NYLIAC Variable Universal Life (VUL) Performance Summary.

NYLIAC SVUL SERIES 1(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$1,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES

                                                                       PAST ONE YEAR                   PAST THREE YEARS
                                                               ------------------------------   ------------------------------
                                                   INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(2)                              DATE(3)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class   05/25/00      $14,605         $12,072          $43,672         $41,140
 Bond--Initial Class                               05/01/94       12,129           9,597           40,929          38,397
 Capital Appreciation--Initial Class               11/15/93       13,641          11,109           38,638          36,106
 Cash Management(4)                                11/15/93       12,158           9,625           37,717          35,185
 Common Stock--Initial Class                       05/01/94       14,243          11,710           40,607          38,074
 Convertible--Initial Class                        10/01/96       13,653          11,121           42,913          40,380
 Dreyfus Large Company Value--Initial Class        06/15/00       14,480          11,948           42,183          39,651
 Eagle Asset Management Growth Equity--Initial
   Class                                           05/23/00       13,090          10,558           37,207          34,674
 Government--Initial Class                         11/15/93       12,146           9,613           39,839          37,306
 High Yield Corporate Bond--Initial Class          05/01/95       14,112          11,580           50,190          47,658
 International Equity--Initial Class               05/01/95       15,011          12,479           46,410          43,878
 Mid-Cap Core--Initial Class                       07/02/01       15,561          13,029              N/A             N/A
 Mid-Cap Growth--Initial Class                     07/02/01       15,369          12,837              N/A             N/A
 Mid Cap Value--Initial Class                      07/02/01       15,686          13,153              N/A             N/A
 S&P 500 Index--Initial Class                      11/15/93       14,068          11,535           42,313          39,780
 Small-Cap Growth--Initial Class                   07/02/01       15,359          12,827              N/A             N/A
 Total Return--Initial Class                       11/15/93       13,243          10,710           40,462          37,929
 Value--Initial Class                              05/01/95       14,863          12,331           42,730          40,198
Alger American Small Capitalization--Class O
  Shares                                           10/01/96       16,335          13,802           47,786          45,254
Calvert Social Balanced                            10/01/96       13,587          11,054           41,356          38,823
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                           08/31/99       14,260          11,727              N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class       10/01/96       15,145          12,612           46,844          44,311
Fidelity(R) VIP Equity-Income--Initial Class       10/01/96       14,785          12,252           44,176          41,644
Janus Aspen Series Balanced--Institutional Shares  10/01/96       13,253          10,721           40,954          38,422
Janus Aspen Series Worldwide
  Growth--Institutional Shares                     10/01/96       13,704          11,172           37,285          34,753
Van Kampen UIF Emerging Markets Equity--Class I    10/01/96       15,858          13,325           47,505          44,972
T. Rowe Price Equity Income Portfolio              06/12/00       14,557          12,025           44,518          41,986
------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

The table above is designed to demonstrate how the actual investment experience of NYLIAC's Variable Universal Life Separate Account I would have affected the Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical policies held for specified time periods ending June 30, 2004. The illustration assumes a $15,000 annual premium that is allocated to each individual Investment Division. It also assumes that the insured combination is a male, age 55, non-smoker and a female, age 50, non-smoker, the policy has a level death benefit option, the policy face amount is $1,000,000 and that all policies were purchased on the first day that the Investment Division was made available for NYLIAC's Variable Universal Life Separate Account I.

Current charges, which include a sales expense charge (years 1-10: 8% up to target+ 4% excess; years 11+: 4% up to target), state tax charge (2%), federal tax charge (1.25%), monthly contract charge (year 1: $60/month; years 2+:
$10/month), charge per $1,000 of initial face amount (years 1-3: $.04/$1,000 per month), cost of insurance charges, separate account charges for mortality and expense risk (.60%), administration fee (.10%) and total portfolio operating expenses have been used to determine policy values. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge. We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(2)                                 DATE(3)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/25/00          N/A             N/A         $ 68,038         $ 65,505
 Bond--Initial Class                                  05/01/94      $75,081         $72,549          179,973          178,453
 Capital Appreciation--Initial Class                  11/15/93       55,097          52,565          150,038          148,519
 Cash Management(4)                                   11/15/93       66,241          63,709          151,490          149,971
 Common Stock--Initial Class                          05/01/94       62,114          59,581          178,197          176,677
 Convertible--Initial Class                           10/01/96       71,577          69,045          136,195          134,169
 Dreyfus Large Company Value--Initial Class           06/15/00          N/A             N/A           67,558           65,026
 Eagle Asset Management Growth Equity--Initial Class  05/23/00          N/A             N/A           58,385           55,852
 Government--Initial Class                            11/15/93       72,855          70,322          176,353          174,833
 High Yield Corporate Bond--Initial Class             05/01/95       85,990          83,457          194,148          192,629
 International Equity--Initial Class                  05/01/95       73,390          70,858          159,521          158,001
 Mid-Cap Core--Initial Class                          07/02/01          N/A             N/A           47,128           44,596
 Mid-Cap Growth--Initial Class                        07/02/01          N/A             N/A           44,287           41,754
 Mid Cap Value--Initial Class                         07/02/01          N/A             N/A           45,718           43,186
 S&P 500 Index--Initial Class                         11/15/93       63,746          61,213          195,846          194,327
 Small-Cap Growth--Initial Class                      07/02/01          N/A             N/A           44,820           42,287
 Total Return--Initial Class                          11/15/93       62,997          60,464          169,639          168,120
 Value--Initial Class                                 05/01/95       72,596          70,064          164,758          163,238
Alger American Small Capitalization--Class O Shares   10/01/96       65,375          62,843          108,084          106,058
Calvert Social Balanced                               10/01/96       66,602          64,070          118,348          116,322
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                              08/31/99          N/A             N/A           42,178           39,645
Fidelity(R) VIP Contrafund(R)--Initial Class          10/01/96       74,343          71,810          141,908          139,882
Fidelity(R) VIP Equity-Income--Initial Class          10/01/96       72,857          70,325          134,170          132,144
Janus Aspen Series Balanced--Institutional Shares     10/01/96       68,326          65,794          137,544          135,518
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                              10/01/96       55,673          53,141          108,310          106,284
Van Kampen UIF Emerging Markets Equity--Class I       10/01/96       71,248          68,715          129,211          127,185
T. Rowe Price Equity Income Portfolio                 06/12/00          N/A             N/A           73,306           70,773
---------------------------------------------------------------------------------------------------------------------------------

(1) Series 1 is a policy NYLIAC offered for sale prior to May 10, 2002. This policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.

(2) The Investment Divisions offered through SVUL are different from mutual funds that may have similar names but are available to the general public. Investment results may differ.

(3) Values are calculated as of the date that each Investment Division was added to the NYLIAC Variable Universal Life Separate Account I. NYLIAC SVUL was first offered on June 5, 1998. For the period from the Inception Date until June 5, 1998, values assume that the NYLIAC SVUL policy was available, which it was not.

(4) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

This is not valid unless accompanied by the NYLIAC Survivorship Variable Universal Life (SVUL) Series 1 Performance Summary.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC VARIABLE UNIVERSAL LIFE 2000 AND
SINGLE PREMIUM VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR SERIES 1(1) AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2004(2)

                                                       INVESTMENT                                               SINCE
                                                        DIVISION     YEAR                                     INVESTMENT
                                                       INCEPTION      TO        1       3       5      10      DIVISION
INVESTMENT DIVISIONS(3)                                 DATE(4)      DATE     YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class       05/01/98      4.47%   20.20%  0.63%   (1.46)%  N/A       1.67%
  Bond--Initial Class                                   01/23/84     (0.27)   (0.10)  5.82    6.09    6.48%      8.28
  Capital Appreciation--Initial Class                   01/29/93      0.86    15.62   (6.78)  (7.08)  7.91       7.51
  Cash Management--Current yield as of June 30, 2004
    is 0.154854%(5)                                     01/29/93      0.03     0.07   0.72    2.42    3.51       3.36
  Common Stock--Initial Class                           01/23/84      2.61    18.19   (3.29)  (2.38)  10.17     10.14
  Convertible--Initial Class                            10/01/96      0.47    11.91   2.80    4.22     N/A       7.90
  Dreyfus Large Company Value--Initial Class            05/01/98      2.60    19.20   (0.49)  (0.20)   N/A       1.55
  Eagle Asset Management Growth Equity--Initial Class   05/01/98     (4.43)    7.95   (6.88)  (1.37)   N/A       3.70
  Government--Initial Class                             01/29/93     (0.44)   (1.50)  4.77    5.47    6.02       5.44
  High Yield Corporate Bond--Initial Class              05/01/95      2.36    15.14   12.79   7.01     N/A       9.37
  International Equity--Initial Class                   05/01/95      2.66    21.94   7.32    2.10     N/A       5.87
  Mid-Cap Core--Initial Class                           07/02/01      6.06    27.40   5.17     N/A     N/A       5.17
  Mid-Cap Growth--Initial Class                         07/02/01      4.78    25.61   (0.69)   N/A     N/A      (0.69)
  Mid-Cap Value--Initial Class                          07/02/01      6.08    27.36   4.53     N/A     N/A       4.53
  S&P 500 Index--Initial Class                          01/29/93      3.01    18.05   (1.47)  (2.94)  10.93      9.85
  Small-Cap Growth--Initial Class                       07/02/01      1.96    24.64   0.08     N/A     N/A       0.08
  Total Return--Initial Class                           01/29/93      0.88    10.65   (0.77)  (1.29)  7.98       7.43
  Value--Initial Class                                  05/01/95      3.74    22.12   0.71    1.93     N/A       8.36
Alger American Small Capitalization--Class O Shares     09/20/88      8.02    32.90   0.02    (6.35)  5.65      10.10
Calvert Social Balanced                                 09/02/86      2.30    11.71   0.57    0.18    7.93       7.86
Dreyfus IP Tech. Growth Portfolio--Initial Shares       08/31/99     (2.55)   17.52   (7.40)   N/A     N/A      (8.16)
Fidelity(R) VIP Contrafund(R)--Initial Class            01/03/95      6.06    24.02   5.92    2.02     N/A      13.35
Fidelity(R) VIP Equity-Income--Initial Class            10/09/86      3.23    21.22   1.91    1.21    10.56     10.36
Janus Aspen Series Balanced--Institutional Shares       09/13/93      1.63     8.78   1.87    2.24    11.22     11.13
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                                09/13/93     (3.44)   11.99   (7.57)  (3.61)  9.38      10.19
T. Rowe Price Equity Income Portfolio                   03/31/94      4.23    18.99   3.52    3.30    11.95     11.80
Van Kampen UIF Emerging Markets Equity--Class I         10/01/96     (3.12)   29.42   8.29    0.79     N/A       0.71
------------------------------------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) Series 1 is a policy that NYLIAC offered for sale prior to May 10, 2002. For VUL 2000, this product will continue to be offered in approved jurisdictions where Series 2 is not yet available for sale. For SPVUL, this product will continue to be offered in approved jurisdictions where neither Series 2 nor Series 3 is yet available for sale.

(2) The values shown are unaudited.

(3) The Investment Divisions offered are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the date that money was first deposited into this Investment Division. SPVUL was first offered for sale on February 23, 2001. For the period from the Inception Date until February 23, 2001, values assume that the NYLIAC SPVUL policy was available, which it was not.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

This is not valid unless accompanied by the NYLIAC VUL 2000 and SPVUL Policy Value pages.

NYLIAC VUL 2000 and SPVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

NYLIAC VUL 2000 SERIES 1(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$250,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES

                                                                        PAST ONE YEAR                   PAST THREE YEARS
                                                                ------------------------------   ------------------------------
                                                    INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(2)                               DATE(3)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class   09/28/99      $2,727           $1,227          $8,755           $5,193
  Bond--Initial Class                               09/28/99       2,299              799           7,917            4,355
  Capital Appreciation--Initial Class               09/28/99       2,534            1,034           7,666            4,104
  Cash Management(4)                                09/28/99       2,243              743           7,286            3,724
  Common Stock--Initial Class                       09/28/99       2,637            1,137           8,092            4,530
  Convertible--Initial Class                        09/28/99       2,522            1,022           8,444            4,882
  Dreyfus Large Company Value--Initial Class        09/28/99       2,659            1,159           8,361            4,799
  Eagle Asset Management Growth Equity--Initial
    Class                                           09/28/99       2,373              873           7,469            3,907
  Government--Initial Class                         09/28/99       2,290              790           7,711            4,149
  High Yield Corporate Bond--Initial Class          09/28/99       2,595            1,095           9,825            6,263
  International Equity--Initial Class               09/28/99       2,761            1,261           9,203            5,641
  Mid-Cap Core--Initial Class                       07/02/01       2,851            1,351           9,370            5,808
  Mid-Cap Growth--Initial Class                     07/02/01       2,851            1,351           9,370            5,808
  Mid-Cap Value--Initial Class                      07/02/01       2,878            1,378           9,073            5,511
  S&P 500 Index--Initial Class                      09/28/99       2,642            1,142           8,442            4,880
  Small-Cap Growth--Initial Class                   07/02/01       2,733            1,233           8,818            5,256
  Total Return--Initial Class                       09/28/99       2,472              972           7,946            4,384
  Value--Initial Class                              09/28/99       2,736            1,236           8,500            4,938
Alger American Small Capitalization--Class O
  Shares                                            09/28/99       2,864            1,364           9,351            5,789
Calvert Social Balanced                             09/28/99       2,522            1,022           8,148            4,586
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                            08/31/99       2,565            1,065           8,257            4,695
Fidelity(R) VIP Contrafund(R)--Initial Class        09/28/99       2,759            1,259           9,176            5,614
Fidelity(R) VIP Equity-Income--Initial Class        09/28/99       2,717            1,217           8,790            5,228
Janus Aspen Series Balanced--Institutional Shares   09/28/99       2,478              978           8,047            4,485
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                            09/28/99       2,488              988           7,465            3,903
Van Kampen UIF Emerging Markets Equity--Class I     09/28/99       2,860            1,360           9,654            6,092
T. Rowe Price Equity Income Portfolio               09/28/99       2,697            1,197           8,891            5,329
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

The VUL 2000 Policy Values table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Cash Value and Cash Surrender Value (if the Policy is Surrendered) of a hypothetical policy held for specified time periods ending June 30, 2004. The illustration assumes a $3,000 annual premium allocated to each individual Investment Division, the insured is a 35 year old male, preferred rate class, a level life insurance benefit option, policy face amount is $250,000 and that it was purchased on the first day that the Investment Divisions were made available for NYLIAC's VUL Separate Account-I.

Current charges which include a sales expense charge (2.75% of each premium paid within a policy year up to the surrender charge premium plus 1.25% of each premium paid within a policy year in excess of the surrender charge premium), a state tax (2%), federal tax (1.25%), contract charges (of $360 in the first year and $120 in all subsequent years), and a separate account administrative charge (which will not exceed on an annual basis 0.20% of the amount of cash value held in the separate account), cost of insurance, separate account charges for mortality and expense risk (0.50%), and total portfolio operating expenses have been used to determine the policy values. If guaranteed charges were used, the results would be lower. Current charges represent the amount we charge today. Guaranteed charges represent the maximum amount we have the right to charge. We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                       PAST FIVE YEARS                  SINCE INCEPTION
                                                                ------------------------------   ------------------------------
                                                    INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(2)                               DATE(3)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class   09/28/99        N/A             N/A            $13,955         $10,661
  Bond--Initial Class                               09/28/99        N/A             N/A             14,648          11,355
  Capital Appreciation--Initial Class               09/28/99        N/A             N/A             11,516           8,223
  Cash Management(4)                                09/28/99        N/A             N/A             13,061           9,768
  Common Stock--Initial Class                       09/28/99        N/A             N/A             12,910           9,616
  Convertible--Initial Class                        09/28/99        N/A             N/A             14,644          11,350
  Dreyfus Large Company Value--Initial Class        09/28/99        N/A             N/A             13,882          10,588
  Eagle Asset Management Growth Equity--Initial
    Class                                           09/28/99        N/A             N/A             11,846           8,552
  Government--Initial Class                         09/28/99        N/A             N/A             14,182          10,888
  High Yield Corporate Bond--Initial Class          09/28/99        N/A             N/A             17,459          14,165
  International Equity--Initial Class               09/28/99        N/A             N/A             14,975          11,681
  Mid-Cap Core--Initial Class                       07/02/01        N/A             N/A             12,530           8,968
  Mid-Cap Growth--Initial Class                     07/02/01        N/A             N/A             12,530           8,968
  Mid-Cap Value--Initial Class                      07/02/01        N/A             N/A             12,219           8,658
  S&P 500 Index--Initial Class                      09/28/99        N/A             N/A             13,204           9,910
  Small-Cap Growth--Initial Class                   07/02/01        N/A             N/A             11,963           8,401
  Total Return--Initial Class                       09/28/99        N/A             N/A             12,849           9,555
  Value--Initial Class                              09/28/99        N/A             N/A             14,768          11,474
Alger American Small Capitalization--Class O
  Shares                                            09/28/99        N/A             N/A             13,609          10,316
Calvert Social Balanced                             09/28/99        N/A             N/A             13,552          10,258
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                            08/31/99        N/A             N/A             11,380           7,819
Fidelity(R) VIP Contrafund(R)--Initial Class        09/28/99        N/A             N/A             14,993          11,699
Fidelity(R) VIP Equity-Income--Initial Class        09/28/99        N/A             N/A             14,875          11,581
Janus Aspen Series Balanced--Institutional Shares   09/28/99        N/A             N/A             13,726          10,432
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                            09/28/99        N/A             N/A             11,609           8,316
Van Kampen UIF Emerging Markets Equity--Class I     09/28/99        N/A             N/A             15,893          12,599
T. Rowe Price Equity Income Portfolio               09/28/99        N/A             N/A             15,435          12,142
-------------------------------------------------------------------------------------------------------------------------------

(1) Series 1 is a policy that NYLIAC offered for sale prior to May 10, 2002. The policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.

(2) The Investment Divisions offered through VUL 2000 are different from mutual funds that may have similar names but are available to the general public. Investment results may differ.

(3) Unlike the VUL 2000 Performance Summary, the Investment Division Inception Date for the policy values is the date the Investment Division was first made available in the NYLIAC VUL 2000 policy.

(4) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC VUL 2000 is issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave., NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

This is not valid unless accompanied by the NYLIAC Variable Universal Life 2000 (VUL 2000) Series 1 Performance Summary.

NYLIAC SPVUL SERIES 1(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$77,582 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class     09/28/99      $35,011         $32,311          $28,977         $27,159
  Bond--Initial Class                                 09/28/99       29,696          27,293           32,509          30,443
  Capital Appreciation--Initial Class                 09/28/99       32,969          30,272           23,276          21,857
  Cash Management(5)                                  09/28/99       29,300          26,933           28,360          26,585
  Common Stock--Initial Class                         09/28/99       34,056          31,356           25,848          24,248
  Convertible--Initial Class                          09/28/99       32,647          29,979           30,969          29,011
  Dreyfus Large Company Value--Initial Class          09/28/99       34,361          31,661           27,571          25,851
  Eagle Asset Management Growth Equity--Initial
    Class                                             09/28/99       30,832          28,327           23,152          21,741
  Government--Initial Class                           09/28/99       29,522          27,135           31,554          29,556
  High Yield Corporate Bond--Initial Class            09/28/99       33,292          30,592           40,396          38,296
  International Equity--Initial Class                 09/28/99       35,723          33,023           35,275          33,175
  Mid-Cap Core--Initial Class                         07/02/01       36,432          33,732           32,971          30,873
  Mid-Cap Growth--Initial Class                       07/02/01       36,167          33,467           27,912          26,169
  Mid Cap Value--Initial Class                        07/02/01       36,939          34,239           32,277          30,227
  S&P 500 Index--Initial Class                        09/28/99       34,110          31,410           27,097          25,410
  Small-Cap Growth--Initial Class                     07/02/01       34,856          32,156           28,078          26,323
  Total Return--Initial Class                         09/28/99       32,036          29,423           27,563          25,844
  Value--Initial Class                                09/28/99       35,234          32,534           28,663          26,867
Alger American Small Capitalization--Class O Shares   09/28/99       37,238          34,538           29,423          27,573
Calvert Social Balanced                               09/28/99       32,531          29,873           28,480          26,696
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                              08/31/99       32,825          30,141           25,035          23,493
Fidelity(R) VIP Contrafund(R)--Initial Class          09/28/99       35,554          32,854           33,467          31,367
Fidelity(R) VIP Equity-Income--Initial Class          09/28/99       35,094          32,394           29,813          27,936
Janus Aspen Series Balanced--Institutional Shares     09/28/99       32,004          29,394           29,743          27,871
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                              09/28/99       32,440          29,790           23,221          21,806
Van Kampen UIF Emerging Markets Equity--Class I       09/28/99       36,971          34,271           38,459          36,359
T. Rowe Price Equity Income Portfolio                 09/28/99       34,823          32,123           31,040          29,077
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) Series 1 is a policy that NYLIAC offered for sale prior to May 10, 2002. The policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.

(2) The table above is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the SPVUL Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical SPVUL policies held for specified time periods ending June 30, 2004. The illustration assumes the insured is a 55 year-old male preferred risk class, a level death benefit option with an initial face amount of $77,582. The illustration also assumes a $30,000 single premium was allocated among all available Investment Division on the first day that the Investment Division was made available in the SPVUL Policy. The illustration also assumes current policy charges, comprised of a Total Deferred Sales Expense Charge (.90% deducted monthly for a 10 year period following the effective date of a premium payment), a Monthly Administrative Charge, Cost of Insurance Charges, and separate account charges for mortality and expense risk (.50%). Total portfolio operating expenses are also taken into account in determining the policy values. The Total Deferred Expense Charge includes a sales expense charge of .40%, a premium tax of .30%, and a federal tax of .20%. This charge is guaranteed not to exceed 1% of the account value, less the cost of insurance charges, on an annual basis. The Monthly Administrative Charge will not exceed, on annual basis, .70% of the amount of account value, less the cost of insurance charges. If guaranteed charges were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.) We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges. We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class     09/28/99        N/A             N/A            $28,023         $26,521
  Bond--Initial Class                                 09/28/99        N/A             N/A             33,458          31,658
  Capital Appreciation--Initial Class                 09/28/99        N/A             N/A             19,961          18,944
  Cash Management(5)                                  09/28/99        N/A             N/A             28,492          26,963
  Common Stock--Initial Class                         09/28/99        N/A             N/A             24,070          22,806
  Convertible--Initial Class                          09/28/99        N/A             N/A             29,909          28,294
  Dreyfus Large Company Value--Initial Class          09/28/99        N/A             N/A             26,842          25,412
  Eagle Asset Management Growth Equity--Initial
    Class                                             09/28/99        N/A             N/A             21,306          20,207
  Government--Initial Class                           09/28/99        N/A             N/A             32,017          30,276
  High Yield Corporate Bond--Initial Class            09/28/99        N/A             N/A             38,097          36,297
  International Equity--Initial Class                 09/28/99        N/A             N/A             32,333          30,573
  Mid-Cap Core--Initial Class                         07/02/01        N/A             N/A             32,971          30,873
  Mid-Cap Growth--Initial Class                       07/02/01        N/A             N/A             27,912          26,169
  Mid Cap Value--Initial Class                        07/02/01        N/A             N/A             32,277          30,227
  S&P 500 Index--Initial Class                        09/28/99        N/A             N/A             25,590          24,234
  Small-Cap Growth--Initial Class                     07/02/01        N/A             N/A             28,078          26,323
  Total Return--Initial Class                         09/28/99        N/A             N/A             25,554          24,200
  Value--Initial Class                                09/28/99        N/A             N/A             28,156          26,647
Alger American Small Capitalization--Class O Shares   09/28/99        N/A             N/A             24,387          23,104
Calvert Social Balanced                               09/28/99        N/A             N/A             27,792          26,304
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                              08/31/99        N/A             N/A             25,035          23,493
Fidelity(R) VIP Contrafund(R)--Initial Class          09/28/99        N/A             N/A             32,047          30,304
Fidelity(R) VIP Equity-Income--Initial Class          09/28/99        N/A             N/A             29,373          27,791
Janus Aspen Series Balanced--Institutional Shares     09/28/99        N/A             N/A             28,713          27,171
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                              09/28/99        N/A             N/A             20,126          19,098
Van Kampen UIF Emerging Markets Equity--Class I       09/28/99        N/A             N/A             32,518          30,747
T. Rowe Price Equity Income Portfolio                 09/28/99        N/A             N/A             31,583          29,868
---------------------------------------------------------------------------------------------------------------------------------

(3) The Investment Divisions offered through SPVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the date that money was first deposited into this Investment Division. SPVUL was first offered for sale on February 23, 2001. For the period from the Inception Date until February 23, 2001, values assume that the NYLIAC SPVUL policy was available, which it was not.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC SPVUL is issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

This is not valid unless accompanied by the NYLIAC Single Premium Variable Universal Life (SPVUL) Series 1 Performance Summary.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC VARIABLE UNIVERSAL LIFE 2000, SINGLE PREMIUM VARIABLE UNIVERSAL LIFE, AND SURVIVORSHIP VARIABLE UNIVERSAL LIFE SERIES 2(1), SPVUL SERIES 3,
AND VUL PROVIDER PERFORMANCE SUMMARY
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2004(2)

                                                       INVESTMENT                                               SINCE
                                                        DIVISION     YEAR                                     INVESTMENT
                                                       INCEPTION      TO        1       3       5      10      DIVISION
INVESTMENT DIVISIONS(3)                                 DATE(4)      DATE     YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class      05/25/00       4.73%   20.81%   N/A     N/A     N/A       7.78%
  Bond--Initial Class                                  06/16/94      (0.02)    0.40    N/A     N/A     N/A       5.66
  Capital Appreciation--Initial Class                  12/23/93       1.11    16.20    N/A     N/A     N/A       1.26
  Cash Management--Current yield as of June 30, 2004
    is 0.674043%(5)                                    12/06/93       0.28     0.57    N/A     N/A     N/A       0.79
  Common Stock--Initial Class                          06/07/94       2.86    18.79    N/A     N/A     N/A       4.10
  Convertible--Initial Class                           10/15/96       0.72    12.47    N/A     N/A     N/A       8.19
  Dreyfus Large Company Value--Initial Class           06/15/00       2.86    19.79    N/A     N/A     N/A       4.47
  Eagle Asset Management Growth Equity--Initial Class  05/23/00      (4.19)    8.50    N/A     N/A     N/A       0.46
  Government--Initial Class                            12/16/93      (0.19)   (1.00)   N/A     N/A     N/A       4.07
  High Yield Corporate Bond--Initial Class             05/01/95       2.61    15.71    N/A     N/A     N/A      16.56
  International Equity--Initial Class                  05/01/95       2.92    22.55    N/A     N/A     N/A      10.68
  Mid-Cap Core--Initial Class                          07/02/01       6.32    28.04    N/A     N/A     N/A      10.78
  Mid-Cap Growth--Initial Class                        07/02/01       5.04    26.24    N/A     N/A     N/A       6.53
  Mid Cap Value--Initial Class                         07/02/01       6.34    27.99    N/A     N/A     N/A       7.12
  S&P 500 Index--Initial Class                         01/03/94       3.27    18.64    N/A     N/A     N/A       6.11
  Small-Cap Growth--Initial Class                      07/02/01       2.21    25.27    N/A     N/A     N/A       8.46
  Total Return--Initial Class                          12/17/93       1.13    11.20    N/A     N/A     N/A       4.53
  Value--Initial Class                                 05/01/95       4.00    22.74    N/A     N/A     N/A       3.43
Alger American Small Capitalization--Class O Shares    10/21/96       8.29    33.57    N/A     N/A     N/A      12.52
Calvert Social Balanced                                11/12/96       2.56    12.27    N/A     N/A     N/A       6.57
Dreyfus IP Tech. Growth Portfolio--Initial Shares      07/01/01      (2.30)   18.11    N/A     N/A     N/A       6.16
Fidelity(R) VIP Contrafund(R)--Initial Class           10/21/96       6.32    24.65    N/A     N/A     N/A      10.05
Fidelity(R) VIP Equity-Income--Initial Class           10/21/96       3.48    21.83    N/A     N/A     N/A       6.84
Janus Aspen Series Balanced--Institutional Shares      10/21/96       1.88     9.32    N/A     N/A     N/A       4.72
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                               10/18/96      (3.20)   12.56    N/A     N/A     N/A      (0.85)
T. Rowe Price Equity Income Portfolio                  06/12/00       4.49    20.05    N/A     N/A     N/A       6.62
Van Kampen UIF Emerging Markets Equity--Class I        10/21/96      (2.88)   30.07    N/A     N/A     N/A       9.54


------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND THE DEDUCTION OF TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 2, IT DOES NOT REFLECT THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK, THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SVUL SERIES 2, IT DOES NOT REFLECT THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK, THE CHARGE PER $1,000, THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 2, IT DOES NOT REFLECT THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK, THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER. FOR SPVUL SERIES 3, IT DOES NOT REFLECT THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK, STATE AND FEDERAL TAX CHARGE, A MONTHLY ADMINISTRATIVE CHARGE, AND THE COST OF INSURANCE. FOR VUL PROVIDER, IT DOES NOT REFLECT THE POLICY'S SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK, SALES EXPENSE CHARGE, STATE AND FEDERAL TAX CHARGES, MONTHLY CONTRACT CHARGES, COST OF INSURANCE CHARGES, MONTHLY PER $1,000 CHARGES, AND SURRENDER CHARGES. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN OR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different. NYLIAC began accepting applications and premium payments for VUL Provider on May 16, 2003, where approved.

(2) The values shown are unaudited.

(3) The Investment Divisions offered are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Policy values are calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in Series 2 policies.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

This is not valid unless accompanied by the NYLIAC VUL 2000 and SPVUL Series 2, SPVUL Series 3 and VUL Provider Policy Values pages.

NYLIAC VUL 2000, SPVUL and SVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

NYLIAC VUL 2000 SERIES 2(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$250,000 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES(2)

                                                                     PAST ONE YEAR                   PAST THREE YEARS
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                            DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                        05/10/02      $3,042           $1,580            N/A             N/A
  Bond--Initial Class                            05/10/02       2,570            1,108            N/A             N/A
  Capital Appreciation--Initial Class            05/10/02       2,829            1,367            N/A             N/A
  Cash Management(5)                             05/10/02       2,509            1,047            N/A             N/A
  Common Stock--Initial Class                    05/10/02       2,942            1,480            N/A             N/A
  Convertible--Initial Class                     05/10/02       2,816            1,354            N/A             N/A
  Dreyfus Large Company Value--Initial Class     05/10/02       2,966            1,504            N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                        05/10/02       2,650            1,188            N/A             N/A
  Government--Initial Class                      05/10/02       2,560            1,098            N/A             N/A
  High Yield Corporate Bond--Initial Class       05/10/02       2,896            1,434            N/A             N/A
  International Equity--Initial Class            05/10/02       3,080            1,618            N/A             N/A
  Mid-Cap Core--Initial Class                    05/10/02       3,178            1,716            N/A             N/A
  Mid-Cap Growth--Initial Class                  05/10/02       3,131            1,669            N/A             N/A
  Mid-Cap Value--Initial Class                   05/10/02       3,210            1,748            N/A             N/A
  S&P 500 Index--Initial Class                   05/10/02       2,948            1,486            N/A             N/A
  Small-Cap Growth--Initial Class                05/10/02       3,048            1,586            N/A             N/A
  Total Return--Initial Class                    05/10/02       2,760            1,298            N/A             N/A
  Value--Initial Class                           05/10/02       3,052            1,590            N/A             N/A
Alger American Small Capitalization--Class O
  Shares                                         05/10/02       3,205            1,743            N/A             N/A
Calvert Social Balanced                          05/10/02       2,814            1,352            N/A             N/A
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                         05/10/02       2,861            1,399            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class     05/10/02       3,078            1,616            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class     05/10/02       3,031            1,569            N/A             N/A
Janus Aspen Series Balanced--Institutional
  Shares                                         05/10/02       2,767            1,305            N/A             N/A
Janus Aspen Series Worldwide Growth--
  Institutional Shares                           05/10/02       2,777            1,315            N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I  05/10/02       3,185            1,723            N/A             N/A
T. Rowe Price Equity Income Portfolio            05/10/02       3,010            1,548            N/A             N/A
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

(2) This table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Variable Universal Life 2000 Series 2 Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical VUL 2000 policies held for specified time periods ending June 30, 2004. The illustration assumes the insured is a 36 year-old male preferred risk class, a level death benefit option with a policy face amount of $250,000. The illustration also assumes a $3,284 annual premium that is allocated to each available Investment Division starting on the first day that the Investment Division was made available in the VUL 2000 Policy. The illustration also assumes current policy charges, comprised of a sales expense charge (2.75% of each premium paid within a policy year up to the surrender charge premium plus 1.25% of each premium paid within a policy year in excess of the surrender charge premium), a state tax (2%), federal tax (1.25%), contract charges (of $348 in the first year and $108 in all subsequent years), and a separate account administrative charge (which will not exceed on an annual basis 0.20% of the amount of cash value held in the separate account), cost of insurance charges, separate account charges for mortality and expense risk (.50%). Total portfolio operating expenses are also taken into account in determining the policy values. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge. We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

(3) The Investment Divisions offered through VUL 2000 are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Performance and Policy Values are calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in these Series 2 policies.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

                                                                      PAST FIVE YEARS                  SINCE INCEPTION
                                                               ------------------------------   ------------------------------
                                                   INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                              DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class  05/10/02         N/A              N/A          $9,295           $5,465
  Bond--Initial Class                              05/10/02         N/A              N/A           8,529            4,699
  Capital Appreciation--Initial Class              05/10/02         N/A              N/A           8,683            4,853
  Cash Management(5)                               05/10/02         N/A              N/A           8,242            4,412
  Common Stock--Initial Class                      05/10/02         N/A              N/A           8,999            5,169
  Convertible--Initial Class                       05/10/02         N/A              N/A           9,034            5,204
  Dreyfus Large Company Value--Initial Class       05/10/02         N/A              N/A           9,015            5,185
  Eagle Asset Management Growth Equity--Initial
    Class                                          05/10/02         N/A              N/A           8,446            4,616
  Government--Initial Class                        05/10/02         N/A              N/A           8,393            4,563
  High Yield Corporate Bond--Initial Class         05/10/02         N/A              N/A           9,716            5,886
  International Equity--Initial Class              05/10/02         N/A              N/A           9,411            5,581
  Mid-Cap Core--Initial Class                      05/10/02         N/A              N/A           9,678            5,848
  Mid-Cap Growth--Initial Class                    05/10/02         N/A              N/A           9,389            5,559
  Mid-Cap Value--Initial Class                     05/10/02         N/A              N/A           9,362            5,532
  S&P 500 Index--Initial Class                     05/10/02         N/A              N/A           9,089            5,259
  Small-Cap Growth--Initial Class                  05/10/02         N/A              N/A           9,535            5,705
  Total Return--Initial Class                      05/10/02         N/A              N/A           8,771            4,941
  Value--Initial Class                             05/10/02         N/A              N/A           9,062            5,232
Alger American Small Capitalization--Class O
  Shares                                           05/10/02         N/A              N/A           9,958            6,128
Calvert Social Balanced                            05/10/02         N/A              N/A           8,921            5,091
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                           05/10/02         N/A              N/A           9,023            5,193
Fidelity(R) VIP Contrafund(R)--Initial Class       05/10/02         N/A              N/A           9,544            5,714
Fidelity(R) VIP Equity-Income--Initial Class       05/10/02         N/A              N/A           9,239            5,409
Janus Aspen Series Balanced--Institutional Shares  05/10/02         N/A              N/A           8,733            4,903
Janus Aspen Series Worldwide
  Growth--Institutional Shares                     05/10/02         N/A              N/A           8,464            4,634
Van Kampen UIF Emerging Markets Equity--Class I    05/10/02         N/A              N/A           9,703            5,873
T. Rowe Price Equity Income Portfolio              05/10/02         N/A              N/A           9,152            5,322
------------------------------------------------------------------------------------------------------------------------------

NYLIAC VUL 2000, SPVUL and SVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

This is not valid unless accompanied by the NYLIAC Variable Universal Life 2000 (VUL 2000) Series 2 Performance Summary.

NYLIAC SPVUL SERIES 2(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$125,044 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES(2)

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/10/02      $57,801         $53,301            N/A             N/A
 Bond--Initial Class                                  05/10/02       48,721          44,786            N/A             N/A
 Capital Appreciation--Initial Class                  05/10/02       55,222          50,722            N/A             N/A
 Cash Management(5)                                   05/10/02       48,672          44,741            N/A             N/A
 Common Stock--Initial Class                          05/10/02       56,862          52,362            N/A             N/A
 Convertible--Initial Class                           05/10/02       54,052          49,637            N/A             N/A
 Dreyfus Large Company Value--Initial Class           05/10/02       57,011          52,511            N/A             N/A
 Eagle Asset Management Growth Equity--Initial Class  05/10/02       51,483          47,300            N/A             N/A
 Government--Initial Class                            05/10/02       48,136          44,254            N/A             N/A
 High Yield Corporate Bond--Initial Class             05/10/02       55,702          51,202            N/A             N/A
 International Equity--Initial Class                  05/10/02       59,435          54,935            N/A             N/A
 Mid-Cap Core--Initial Class                          05/10/02       60,615          56,115            N/A             N/A
 Mid-Cap Growth--Initial Class                        05/10/02       58,648          54,148            N/A             N/A
 Mid-Cap Value--Initial Class                         05/10/02       61,625          57,125            N/A             N/A
 Small-Cap Growth--Initial Class                      05/10/02       57,654          53,154            N/A             N/A
 Total Return--Initial Class                          05/10/02       53,254          48,911            N/A             N/A
 Value--Initial Class                                 05/10/02       58,677          54,177            N/A             N/A
 S&P 500 Index--Initial Class                         05/10/02       56,669          52,169            N/A             N/A
Alger American Small Capitalization--Class O Shares   05/10/02       62,136          57,636            N/A             N/A
Calvert Social Balanced                               05/10/02       53,710          49,326            N/A             N/A
Dreyfus IP Technology Growth Portfolio--Initial
 Shares                                               05/10/02       54,082          49,665            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class          05/10/02       59,493          54,993            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class          05/10/02       58,520          54,020            N/A             N/A
Janus Aspen Series Balanced--Institutional Shares     05/10/02       52,667          48,377            N/A             N/A
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               05/10/02       53,613          49,238            N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I       05/10/02       61,018          56,518            N/A             N/A
T. Rowe Price Equity Income Portfolio                 05/10/02       57,862          53,362            N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

(2) This table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the SPVUL Series 2 Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical SPVUL policies held for specified time periods ending June 30, 2004. The illustration assumes the insured is a 60 year-old female preferred risk class, a level death benefit option with an initial face amount of $125,044. The illustration also assumes a $50,000 single premium was allocated among all available Investment Division on the first day that the Investment Division was made available in the SPVUL Policy. The illustration also assumes current policy charges, comprised of a Total Deferred Sales Expense Charge (.90% deducted monthly for a 10 year period following the effective date of a premium payment), a Monthly Administrative Charge, Cost of Insurance Charges, and separate account charges for mortality and expense risk (.50%). Total portfolio operating expenses are also taken into account in determining the policy values. The Total Deferred Expense Charge includes a sales expense charge of .40%, a premium tax of .30%, and a federal tax of .20%. This charge is guaranteed not to exceed 1% of the account value, less the cost of insurance charges, on an annual basis. The Monthly Administrative Charge will not exceed, on an annual basis, .70% of the amount of account value, less the cost of insurance charges. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge. We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/10/02        N/A             N/A            $54,008         $50,578
 Bond--Initial Class                                  05/10/02        N/A             N/A             52,118          48,820
 Capital Appreciation--Initial Class                  05/10/02        N/A             N/A             47,335          44,371
 Cash Management(5)                                   05/10/02        N/A             N/A             47,132          44,183
 Common Stock--Initial Class                          05/10/02        N/A             N/A             50,216          47,051
 Convertible--Initial Class                           05/10/02        N/A             N/A             54,621          51,148
 Dreyfus Large Company Value--Initial Class           05/10/02        N/A             N/A             50,547          47,358
 Eagle Asset Management Growth Equity--Initial Class  05/10/02        N/A             N/A             46,609          43,696
 Government--Initial Class                            05/10/02        N/A             N/A             50,478          47,295
 High Yield Corporate Bond--Initial Class             05/10/02        N/A             N/A             63,911          60,411
 International Equity--Initial Class                  05/10/02        N/A             N/A             57,143          53,643
 Mid-Cap Core--Initial Class                          05/10/02        N/A             N/A             57,284          53,784
 Mid-Cap Growth--Initial Class                        05/10/02        N/A             N/A             52,581          49,250
 Mid-Cap Value--Initial Class                         05/10/02        N/A             N/A             53,288          49,908
 Small-Cap Growth--Initial Class                      05/10/02        N/A             N/A             54,704          51,225
 Total Return--Initial Class                          05/10/02        N/A             N/A             50,799          47,593
 Value--Initial Class                                 05/10/02        N/A             N/A             49,456          46,344
 S&P 500 Index--Initial Class                         05/10/02        N/A             N/A             52,316          49,004
Alger American Small Capitalization--Class O Shares   05/10/02        N/A             N/A             59,049          55,549
Calvert Social Balanced                               05/10/02        N/A             N/A             52,875          49,523
Dreyfus IP Technology Growth Portfolio--Initial
 Shares                                               05/10/02        N/A             N/A             52,261          48,953
Fidelity(R) VIP Contrafund(R)--Initial Class          05/10/02        N/A             N/A             56,551          53,051
Fidelity(R) VIP Equity-Income--Initial Class          05/10/02        N/A             N/A             53,051          49,687
Janus Aspen Series Balanced--Institutional Shares     05/10/02        N/A             N/A             51,028          47,806
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               05/10/02        N/A             N/A             45,291          42,470
Van Kampen UIF Emerging Markets Equity--Class I       05/10/02        N/A             N/A             55,885          52,385
T. Rowe Price Equity Income Portfolio                 05/10/02        N/A             N/A             52,796          49,451
---------------------------------------------------------------------------------------------------------------------------------

(3) The Investment Divisions offered through SPVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Performance and Policy Values are calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in Series 2 policies.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC SPVUL is issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

This is not valid unless accompanied by the NYLIAC Single Premium Variable Universal Life (SPVUL) Series 2 Performance Summary.

NYLIAC SVUL SERIES 2(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$1,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class      5/10/02      $14,565         $12,033            N/A             N/A
  Bond--Initial Class                                  5/10/02       12,128           9,596            N/A             N/A
  Capital Appreciation--Initial Class                  5/10/02       13,637          11,104            N/A             N/A
  Cash Management(5)                                   5/10/02       12,153           9,621            N/A             N/A
  Common Stock--Initial Class                          5/10/02       14,243          11,711            N/A             N/A
  Convertible--Initial Class                           5/10/02       13,686          11,154            N/A             N/A
  Dreyfus Large Company Value--Initial Class           5/10/02       14,467          11,934            N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                              5/10/02       13,036          10,503            N/A             N/A
  Government--Initial Class                            5/10/02       12,142           9,609            N/A             N/A
  High Yield Corporate Bond--Initial Class             5/10/02       14,152          11,619            N/A             N/A
  International Equity--Initial Class                  5/10/02       15,037          12,505            N/A             N/A
  Mid-Cap Core--Initial Class                          5/10/02       15,553          13,020            N/A             N/A
  Mid-Cap Growth--Initial Class                        5/10/02       15,350          12,818            N/A             N/A
  Mid Cap Value--Initial Class                         5/10/02       15,683          13,151            N/A             N/A
  S&P 500 Index--Initial Class                         5/10/02       14,063          11,531            N/A             N/A
  Small-Cap Growth--Initial Class                      5/10/02       15,338          12,805            N/A             N/A
  Total Return--Initial Class                          5/10/02       13,238          10,706            N/A             N/A
  Value--Initial Class                                 5/10/02       14,913          12,380            N/A             N/A
                                                                                                       N/A             N/A
Alger American Small Capitalization--Class O Shares    5/10/02       16,302          13,770            N/A             N/A
Calvert Social Balanced                                5/10/02       13,607          11,075            N/A             N/A
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                               5/10/02       14,226          11,694            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class           5/10/02       15,185          12,652            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class           5/10/02       14,819          12,287            N/A             N/A
Janus Aspen Series Balanced--Institutional Shares      5/10/02       13,300          10,768            N/A             N/A
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                               5/10/02       13,737          11,205            N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I        5/10/02       15,842          13,310            N/A             N/A
T. Rowe Price Equity Income Portfolio                  5/10/02       14,565          12,032            N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

(2) The table above is designed to demonstrate how the actual investment experience of NYLIAC's Survivorship Variable Universal Life would have affected the Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical policies held for specified time periods ending June 30, 2004. The illustration assumes a $15,000 annual premium that is allocated to each individual Investment Division. It also assumes that the insured combination is a male, age 55, non-smoker and a female, age 50, non-smoker, the policy has a level death benefit option, the policy face amount is $1,000,000 and that all policies were purchased on the first day that the Investment Division was made available for NYLIAC's Survivorship Variable Universal Life.

    Current charges, which include a sales expense charge (years 1-10: 8% up to target+ 4% excess; years 11+: 4% up to target), premium tax charge (2%), federal tax charge (1.25%) monthly contract charge (year 1: $60/month; years 2+: $10/month), charge per $1,000 of initial face amount (years 1-3:
    $.04/$1,000 per month), cost of insurance charges, separate account charges for mortality and expense risk (.60%), administration fee (.10%) and total portfolio operating expenses have been used to determine policy values. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge. We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class      5/10/02        N/A             N/A            $46,724         $44,192
  Bond--Initial Class                                  5/10/02        N/A             N/A             39,478          36,945
  Capital Appreciation--Initial Class                  5/10/02        N/A             N/A             40,862          38,329
  Cash Management(5)                                   5/10/02        N/A             N/A             38,065          35,532
  Common Stock--Initial Class                          5/10/02        N/A             N/A             41,570          39,038
  Convertible--Initial Class                           5/10/02        N/A             N/A             37,219          34,687
  Dreyfus Large Company Value--Initial Class           5/10/02        N/A             N/A             43,114          40,581
  Eagle Asset Management Growth Equity--Initial
    Class                                              5/10/02        N/A             N/A             46,020          43,487
  Government--Initial Class                            5/10/02        N/A             N/A             38,815          36,282
  High Yield Corporate Bond--Initial Class             5/10/02        N/A             N/A             39,684          37,152
  International Equity--Initial Class                  5/10/02        N/A             N/A             40,094          37,561
  Mid-Cap Core--Initial Class                          5/10/02        N/A             N/A             45,613          43,081
  Mid-Cap Growth--Initial Class                        5/10/02        N/A             N/A             45,592          43,060
  Mid Cap Value--Initial Class                         5/10/02        N/A             N/A             43,628          41,096
  S&P 500 Index--Initial Class                         5/10/02        N/A             N/A             42,780          40,248
  Small-Cap Growth--Initial Class                      5/10/02        N/A             N/A             46,308          43,776
  Total Return--Initial Class                          5/10/02        N/A             N/A             40,991          38,459
  Value--Initial Class                                 5/10/02        N/A             N/A             35,269          32,736
                                                                      N/A             N/A
Alger American Small Capitalization--Class O Shares    5/10/02        N/A             N/A             49,841          47,309
Calvert Social Balanced                                5/10/02        N/A             N/A             38,420          35,887
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                               5/10/02        N/A             N/A             45,992          43,460
Fidelity(R) VIP Contrafund(R)--Initial Class           5/10/02        N/A             N/A             38,733          36,201
Fidelity(R) VIP Equity-Income--Initial Class           5/10/02        N/A             N/A             38,016          35,483
Janus Aspen Series Balanced--Institutional Shares      5/10/02        N/A             N/A             34,168          31,636
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                               5/10/02        N/A             N/A             34,709          32,176
Van Kampen UIF Emerging Markets Equity--Class I        5/10/02        N/A             N/A             46,720          44,188
T. Rowe Price Equity Income Portfolio                  5/10/02        N/A             N/A             41,134          38,602
---------------------------------------------------------------------------------------------------------------------------------

(3) The Investment Divisions offered through SVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Performance and Policy Values are calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in Series 2 policies.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

The date that each Investment Division was added to NYLIAC Survivorship Variable Universal Life varies, as set forth by the Inception Date above. NYLIAC SVUL was first offered on June 5, 1998. For the period from the date each underlying portfolio was added to NYLIAC Survivorship Variable Universal Life until June 5, 1998, performance assumes that the NYLIAC SVUL policy was available, which it was not.

NYLIAC SVUL is issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010. It is distributed by NYLIFE Distributors LLC, member NASD.

This is not valid unless accompanied by the NYLIAC Survivorship Variable Universal Life (SVUL) Series 2 Performance Summary.

NYLIAC SPVUL SERIES 3(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$105,458 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES(2)

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class     05/10/02      $58,381         $54,631            N/A             N/A
  Bond--Initial Class                                 05/10/02       49,293          45,971            N/A             N/A
  Capital Appreciation--Initial Class                 05/10/02       55,778          52,028            N/A             N/A
  Cash Management(5)                                  05/10/02       49,243          45,925            N/A             N/A
  Common Stock--Initial Class                         05/10/02       57,430          53,680            N/A             N/A
  Convertible--Initial Class                          05/10/02       54,616          50,895            N/A             N/A
  Dreyfus Large Company Value--Initial Class          05/10/02       57,574          53,824            N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                             05/10/02       52,039          48,511            N/A             N/A
  Government--Initial Class                           05/10/02       48,711          45,432            N/A             N/A
  High Yield Corporate Bond--Initial Class            05/10/02       56,262          52,512            N/A             N/A
  International Equity--Initial Class                 05/10/02       59,995          56,245            N/A             N/A
  Mid-Cap Core--Initial Class                         05/10/02       61,191          57,441            N/A             N/A
  Mid-Cap Growth--Initial Class                       05/10/02       59,230          55,480            N/A             N/A
  Mid-Cap Value--Initial Class                        05/10/02       62,200          58,450            N/A             N/A
  S&P 500 Index--Initial Class                        05/10/02       57,240          53,490            N/A             N/A
  Small-Cap Growth--Initial Class                     05/10/02       58,235          54,485            N/A             N/A
  Total Return--Initial Class                         05/10/02       53,818          50,157            N/A             N/A
  Value--Initial Class                                05/10/02       59,247          55,497            N/A             N/A
Alger American Small Capitalization--Class O Shares   05/10/02       62,697          58,947            N/A             N/A
Calvert Social Balanced                               05/10/02       54,283          50,587            N/A             N/A
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                              05/10/02       54,641          50,918            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class          05/10/02       60,067          56,317            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class          05/10/02       59,091          55,341            N/A             N/A
Janus Aspen Series Balanced--Institutional Shares     05/10/02       53,242          49,624            N/A             N/A
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                              05/10/02       54,148          50,462            N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I       05/10/02       61,512          57,762            N/A             N/A
T. Rowe Price Equity Income Portfolio                 05/10/02       58,431          54,681            N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) Series 3 refers to SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 16, 2003, where approved. Policies sold prior to May 10, 2002 are Series 1 policies. Policies sold prior to May 16, 2003 are Series 2 policies. The accumulation unit values for Series 1 policies and Series 2 policies are different.

(2) This table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the SPVUL Series 3 Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical SPVUL policies held for specified time periods ending June 30, 2004. The illustration assumes the insured is a 60 year-old female preferred risk class, a level death benefit option with an initial face amount of $105,458. The illustration also assumes a $50,000 single premium was allocated among all available Investment Division on the first day that the Investment Division was made available in the SPVUL Policy. The illustration also assumes current policy charges, comprised of separate account charges for mortality and expense risk (.50%), a state tax (2%) and federal tax (1.25%) of each premium payment, a monthly administrative charge, and cost of insurance charges. Total portfolio operating expenses are also taken into account in determining the policy values. The monthly administrative charge will not exceed, on an annual basis, .70% of the Cash Value of the policy. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge. We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

(3) The Investment Divisions offered through SPVUL Series 3 are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class     05/10/02        N/A             N/A            $60,327         $56,827
  Bond--Initial Class                                 05/10/02        N/A             N/A             47,748          44,755
  Capital Appreciation--Initial Class                 05/10/02        N/A             N/A             56,598          53,098
  Cash Management(5)                                  05/10/02        N/A             N/A             47,436          44,466
  Common Stock--Initial Class                         05/10/02        N/A             N/A             58,627          55,127
  Convertible--Initial Class                          05/10/02        N/A             N/A             54,576          51,106
  Dreyfus Large Company Value--Initial Class          05/10/02        N/A             N/A             59,281          55,781
  Eagle Asset Management Growth Equity--Initial
    Class                                             05/10/02        N/A             N/A             52,818          49,471
  Government--Initial Class                           05/10/02        N/A             N/A             46,886          43,954
  High Yield Corporate Bond--Initial Class            05/10/02        N/A             N/A             57,222          53,722
  International Equity--Initial Class                 05/10/02        N/A             N/A             59,821          56,321
  Mid-Cap Core--Initial Class                         05/10/02        N/A             N/A             64,133          60,633
  Mid-Cap Growth--Initial Class                       05/10/02        N/A             N/A             65,369          61,869
  Mid-Cap Value--Initial Class                        05/10/02        N/A             N/A             62,841          59,341
  S&P 500 Index--Initial Class                        05/10/02        N/A             N/A             58,510          55,010
  Small-Cap Growth--Initial Class                     05/10/02        N/A             N/A             63,690          60,190
  Total Return--Initial Class                         05/10/02        N/A             N/A             53,678          50,270
  Value--Initial Class                                05/10/02        N/A             N/A             60,800          57,300
Alger American Small Capitalization--Class O Shares   05/10/02        N/A             N/A             67,048          63,548
Calvert Social Balanced                               05/10/02        N/A             N/A             54,620          51,146
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                              05/10/02        N/A             N/A             59,923          56,423
Fidelity(R) VIP Contrafund(R)--Initial Class          05/10/02        N/A             N/A             61,919          58,419
Fidelity(R) VIP Equity-Income--Initial Class          05/10/02        N/A             N/A             60,753          57,253
Janus Aspen Series Balanced--Institutional Shares     05/10/02        N/A             N/A             52,548          49,219
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                              05/10/02        N/A             N/A             56,221          52,721
Van Kampen UIF Emerging Markets Equity--Class I       05/10/02        N/A             N/A             67,289          63,789
T. Rowe Price Equity Income Portfolio                 05/10/02        N/A             N/A             59,562          56,062
---------------------------------------------------------------------------------------------------------------------------------

(4) Performance and Policy Values are calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in Series 2 policies.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC SPVUL is issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

This is not valid unless accompanied by the NYLIAC Single Premium Variable Universal Life (SPVUL) Series 3 Performance Summary.

NYLIAC VUL PROVIDER(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$350,000 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES(2)

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class     05/10/02      $15,490         $ 8,676            N/A             N/A
  Bond--Initial Class                                 05/10/02       13,222           6,408            N/A             N/A
  Capital Appreciation--Initial Class                 05/10/02       13,755           6,941            N/A             N/A
  Cash Management(5)                                  05/10/02       12,037           5,223            N/A             N/A
  Common Stock--Initial Class                         05/10/02       14,236           7,422            N/A             N/A
  Convertible--Initial Class                          05/10/02       14,839           8,025            N/A             N/A
  Dreyfus Large Company Value--Initial Class          05/10/02       14,452           7,638            N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                             05/10/02       13,524           6,710            N/A             N/A
  Government--Initial Class                           05/10/02       12,704           5,890            N/A             N/A
  High Yield Corporate Bond--Initial Class            05/10/02       17,184          10,370            N/A             N/A
  International Equity--Initial Class                 05/10/02       14,656           7,842            N/A             N/A
  Mid-Cap Core--Initial Class                         05/10/02       16,283           9,469            N/A             N/A
  Mid-Cap Growth--Initial Class                       05/10/02       14,958           8,144            N/A             N/A
  Mid-Cap Value--Initial Class                        05/10/02       14,899           8,085            N/A             N/A
  S&P 500 Index--Initial Class                        05/10/02       15,150           8,336            N/A             N/A
  Small-Cap Growth--Initial Class                     05/10/02       15,977           9,163            N/A             N/A
  Total Return--Initial Class                         05/10/02       14,020           7,206            N/A             N/A
  Value--Initial Class                                05/10/02       14,050           7,236            N/A             N/A
Alger American Small Capitalization--Class O Shares   05/10/02       17,533          10,719            N/A             N/A
Calvert Social Balanced                               05/10/02       14,365           7,551            N/A             N/A
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                              05/10/02       15,796           8,982            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class          05/10/02       15,564           8,750            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class          05/10/02       15,101           8,287            N/A             N/A
Janus Aspen Series Balanced--Institutional Shares     05/10/02       13,730           6,916            N/A             N/A
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                              05/10/02       12,754           5,940            N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I       05/10/02       14,924           8,110            N/A             N/A
T. Rowe Price Equity Income Portfolio                 05/10/02       15,015           8,201            N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED, THE DEDUCTION OF THE POLICY'S CURRENT SEPARATE ACCOUNT CHARGES FOR MORTALITY AND EXPENSE RISK (.50%) AND TOTAL PORTFOLIO OPERATING EXPENSES. FOR VUL 2000 SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY CONTRACT CHARGES, SEPARATE ACCOUNT ADMINISTRATIVE CHARGE, SALES EXPENSE CHARGE AND STATE AND FEDERAL TAX CHARGES. FOR SPVUL SERIES 1 IT DOES NOT REFLECT THE COST OF INSURANCE, SURRENDER CHARGES, MONTHLY ADMINISTRATIVE CHARGES, DEFERRED SALES EXPENSE CHARGE WHICH IS COMPRISED OF A SALES EXPENSE CHARGE, PREMIUM TAX AND FEDERAL TAX. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD HAVE BEEN LOWER. THE ADVISORS TO SOME OF THE PORTFOLIOS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) NYLIAC began accepting applications and premium payments for VUL Provider beginning May 16, 2003, where approved.

(2) This table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Variable Universal Life Provider Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical Provider policies held for specified time periods ending June 30, 2004. The illustration assumes the insured is a 35 year-old male preferred risk class, a level death benefit option with a policy face amount of $350,000. The illustration also assumes a $14,000 annual premium that is allocated to each available Investment Division starting on the first day that the Investment Division was made available in the VUL Provider Policy. The illustration also assumes current policy charges, comprised of separate account charges for mortality and expense risk (1.0% for the first 10 policy years), a sales expense charge (policy years 1-5: 6.75% up to the target premium, 4.25% over the target premium; policy years 6 and subsequent: 2.75% up to the target premium, 0.75% over the target premium), a state tax (2%) and federal tax (1.25%) of each premium payment, contract charges ($360 in the first year and $120 in all subsequent years), a per $1,000 charge equal to $0.07 per $1,000 of face amount monthly charged only for the first 60 months, and cost of insurance charges. Total portfolio operating expenses are also taken into account in determining the policy values. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge. We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(1)                                 DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class     05/10/02        N/A             N/A            $27,024         $19,260
  Bond--Initial Class                                 05/10/02        N/A             N/A             25,871          18,107
  Capital Appreciation--Initial Class                 05/10/02        N/A             N/A             25,039          17,276
  Cash Management(5)                                  05/10/02        N/A             N/A             24,517          16,754
  Common Stock--Initial Class                         05/10/02        N/A             N/A             26,007          18,244
  Convertible--Initial Class                          05/10/02        N/A             N/A             26,857          19,093
  Dreyfus Large Company Value--Initial Class          05/10/02        N/A             N/A             25,989          18,225
  Eagle Asset Management Growth Equity--Initial
    Class                                             05/10/02        N/A             N/A             25,003          17,239
  Government--Initial Class                           05/10/02        N/A             N/A             25,454          17,691
  High Yield Corporate Bond--Initial Class            05/10/02        N/A             N/A             29,060          21,296
  International Equity--Initial Class                 05/10/02        N/A             N/A             27,756          19,992
  Mid-Cap Core--Initial Class                         05/10/02        N/A             N/A             28,203          20,439
  Mid-Cap Growth--Initial Class                       05/10/02        N/A             N/A             26,806          19,042
  Mid-Cap Value--Initial Class                        05/10/02        N/A             N/A             27,057          19,293
  S&P 500 Index--Initial Class                        05/10/02        N/A             N/A             26,440          18,676
  Small-Cap Growth--Initial Class                     05/10/02        N/A             N/A             27,547          19,783
  Total Return--Initial Class                         05/10/02        N/A             N/A             25,866          18,102
  Value--Initial Class                                05/10/02        N/A             N/A             25,765          18,001
Alger American Small Capitalization--Class O Shares   05/10/02        N/A             N/A             28,557          20,793
Calvert Social Balanced                               05/10/02        N/A             N/A             26,391          18,627
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                              05/10/02        N/A             N/A             26,475          18,711
Fidelity(R) VIP Contrafund(R)--Initial Class          05/10/02        N/A             N/A             27,729          19,965
Fidelity(R) VIP Equity-Income--Initial Class          05/10/02        N/A             N/A             26,748          18,984
Janus Aspen Series Balanced--Institutional Shares     05/10/02        N/A             N/A             25,987          18,223
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                              05/10/02        N/A             N/A             24,722          16,958
Van Kampen UIF Emerging Markets Equity--Class I       05/10/02        N/A             N/A             27,992          20,228
T. Rowe Price Equity Income Portfolio                 05/10/02        N/A             N/A             26,592          18,828
---------------------------------------------------------------------------------------------------------------------------------

(3) The Investment Divisions offered through VUL Provider are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Performance and Policy Values are calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in Series 2 policies.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC VUL Provider is issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

This is not valid unless accompanied by the NYLIAC VUL Provider Performance Summary.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004
(Unaudited)


                                                                            MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                              BOND--       APPRECIATION--        CASH
                                                          INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 25,900,435     $224,641,739     $ 38,116,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         31,859          318,876           45,406
    Administrative charges..............................          3,479           42,817            4,981
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 25,865,097     $224,280,046     $ 38,066,244
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 14,176,369     $171,159,793     $ 19,259,539
    Group 2 Policies....................................      9,107,096       50,183,700       12,466,394
    Group 3 Policies....................................        427,799          219,834        3,631,944
    Group 4 Policies....................................      2,153,833        2,716,719        2,708,367
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 25,865,097     $224,280,046     $ 38,066,244
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      18.19     $      19.10     $       1.40
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      13.44     $       7.21     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.48     $       9.15     $       1.04
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.20     $      10.26     $       1.02
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 26,175,806     $236,311,013     $ 38,117,484
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 92,247,189     $ 28,551,334     $ 19,429,905     $ 72,555,769     $ 16,675,562     $ 12,781,431     $ 16,726,713

          127,463           33,961           23,776           93,331           21,271           15,575           18,836
           15,499            2,429            2,810           11,270            2,656            2,104            2,180
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 92,104,227     $ 28,514,944     $ 19,403,319     $ 72,451,168     $ 16,651,635     $ 12,763,752     $ 16,705,697
     ============     ============     ============     ============     ============     ============     ============
     $ 61,585,813     $  9,884,930     $ 11,572,344     $ 45,028,014     $ 10,876,864     $  3,149,442     $  4,268,911
       27,765,105       15,613,074        5,694,343       20,806,313        4,469,064        2,498,346        4,900,331
          246,306          223,498          147,710          664,161               --               --               --
        2,507,003        2,793,442        1,988,922        5,952,680        1,305,707        1,333,958        2,667,793
               --               --               --               --               --        5,782,006        4,868,662
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 92,104,227     $ 28,514,944     $ 19,403,319     $ 72,451,168     $ 16,651,635     $ 12,763,752     $ 16,705,697
     ============     ============     ============     ============     ============     ============     ============
     $      25.12     $      17.64     $      17.09     $      22.33     $      16.56     $      11.56     $       9.74
     ============     ============     ============     ============     ============     ============     ============
     $       9.45     $      12.39     $      13.13     $      14.28     $      10.18     $      11.71     $      10.14
     ============     ============     ============     ============     ============     ============     ============
     $       9.50     $      11.65     $      11.06     $      14.37     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============     ============
     $      10.87     $      11.76     $      10.85     $      13.71     $      12.31     $      12.37     $      11.40
     ============     ============     ============     ============     ============     ============     ============
     $109,116,329     $ 27,284,311     $ 19,936,976     $ 68,478,723     $ 15,001,277     $ 11,000,688     $ 15,275,636
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          S&P 500         SMALL CAP
                                                             VALUE--          INDEX--          GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 21,373,441     $213,425,541     $ 17,088,818

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         25,759          286,816           20,170
    Administrative charges..............................          2,883           34,854            2,288
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 21,344,799     $213,103,871     $ 17,066,360
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  5,774,675     $138,489,268     $  4,268,429
    Group 2 Policies....................................      6,913,713       62,377,801        5,352,345
    Group 3 Policies....................................             --          991,583               --
    Group 4 Policies....................................      2,978,725       11,245,219        2,463,155
    Net assets retained in the Separate Accounts by New
      York Life Insurance and Annuity Corporation.......      5,677,686               --        4,982,431
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 21,344,799     $213,103,871     $ 17,066,360
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      11.36     $      28.06     $       9.96
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      11.42     $       9.20     $      10.24
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $      10.39     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.53     $      11.31     $      11.84
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 18,185,146     $201,245,256     $ 15,313,438
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET        ALGER             ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH         LEVERAGED           SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES
    -----------------------------------------------------------------------------------------------------------------
    $ 56,681,896    $ 61,664,025    $  6,035,769    $  7,275,435    $ 16,684,645     $     51,883      $ 28,464,333

          78,770          83,551           6,729           8,088          20,312               --            37,433
          10,559          10,638             383             383             871               --             3,819
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 56,592,567    $ 61,569,836    $  6,028,657    $  7,266,964    $ 16,663,462     $     51,883      $ 28,423,081
    ============    ============    ============    ============    ============     ============      ============
    $ 42,489,156    $ 41,997,034    $  1,547,846    $  1,586,734    $  3,529,248     $         --      $ 15,223,094
      12,560,024      15,820,987       3,625,907       4,792,282      12,021,944               --        11,549,761
         132,366         642,167         256,500          87,795         183,917           51,883           477,549
       1,411,021       3,109,648         598,404         800,153         928,353               --         1,172,677
              --              --              --              --              --               --                --
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 56,592,567    $ 61,569,836    $  6,028,657    $  7,266,964    $ 16,663,462     $     51,883      $ 28,423,081
    ============    ============    ============    ============    ============     ============      ============
    $      19.74    $      20.50    $       9.10    $       9.80    $       6.64     $         --      $       9.87
    ============    ============    ============    ============    ============     ============      ============
    $       9.65    $      12.25    $       9.47    $      10.44    $       8.99     $         --      $       7.45
    ============    ============    ============    ============    ============     ============      ============
    $      10.35    $      10.51    $      11.02    $      10.87    $       8.91     $      12.64      $      11.72
    ============    ============    ============    ============    ============     ============      ============
    $      10.96    $      10.72    $      11.67    $      10.94    $      10.09     $         --      $      12.75
    ============    ============    ============    ============    ============     ============      ============
    $ 61,027,541    $ 58,944,158    $  5,518,633    $  6,760,532    $ 17,554,545     $     50,285      $ 23,097,112
    ============    ============    ============    ============    ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)

                                                          AMERICAN
                                                         CENTURY VP        AMERICAN          AMERICAN
                                                         INFLATION        CENTURY VP        CENTURY VP        CALVERT
                                                        PROTECTION--    INTERNATIONAL--      VALUE--           SOCIAL
                                                          CLASS II         CLASS II          CLASS II         BALANCED
                                                       ------------------------------------------------------------------
ASSETS:
  Investment at net asset value......................   $     11,944     $      5,502      $    200,774     $  3,525,405

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges...............             --               --                --            4,401
    Administrative charges...........................             --               --                --              359
                                                        ------------     ------------      ------------     ------------
      Total net assets...............................   $     11,944     $      5,502      $    200,774     $  3,520,645
                                                        ============     ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies.................................   $         --     $         --      $         --     $  1,430,078
    Group 2 Policies.................................             --               --                --        1,805,800
    Group 3 Policies.................................         11,944            5,502           200,774               --
    Group 4 Policies.................................             --               --                --          284,767
                                                        ------------     ------------      ------------     ------------
      Total net assets...............................   $     11,944     $      5,502      $    200,774     $  3,520,645
                                                        ============     ============      ============     ============
    Group 1 variable accumulation unit value.........   $         --     $         --      $         --     $      14.35
                                                        ============     ============      ============     ============
    Group 2 variable accumulation unit value.........   $         --     $         --      $         --     $      10.16
                                                        ============     ============      ============     ============
    Group 3 variable accumulation unit value.........   $       9.90     $      12.25      $      13.47     $         --
                                                        ============     ============      ============     ============
    Group 4 variable accumulation unit value.........   $         --     $         --      $         --     $      11.40
                                                        ============     ============      ============     ============
Identified Cost of Investment........................   $     12,198     $      5,523      $    166,383     $  3,452,843
                                                        ============     ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                   FIDELITY(R)
                                                             FIDELITY(R)                                               VIP
      DREYFUS IP       DREYFUS VIF        FIDELITY(R)            VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT
      TECHNOLOGY        DEVELOPING            VIP              EQUITY-             VIP               VIP              GRADE
       GROWTH--         LEADERS--       CONTRAFUND(R)--       INCOME--          GROWTH--         INDEX 500--         BOND--
    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $  5,658,777      $    192,731       $104,342,770      $ 42,095,180      $    284,579      $    903,399      $     25,444

            5,893                --            140,364            53,709                --                --                --
              526                --             16,123             5,997                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  5,652,358      $    192,731       $104,186,283      $ 42,035,474      $    284,579      $    903,399      $     25,444
     ============      ============       ============      ============      ============      ============      ============
     $  2,179,103      $         --       $ 64,022,482      $ 24,607,443      $         --      $         --      $         --
        2,217,600                --         34,985,105        14,395,382                --                --                --
           73,211           192,731            974,818           277,675           284,579           903,399            25,444
        1,182,444                --          4,203,878         2,754,974                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  5,652,358      $    192,731       $104,186,283      $ 42,035,474      $    284,579      $    903,399      $     25,444
     ============      ============       ============      ============      ============      ============      ============
     $       8.58      $         --       $      20.06      $      17.29      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $       8.90      $         --       $      11.75      $      11.94      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $      11.25      $      13.32       $      12.21      $      11.56      $       9.19      $      10.07      $      10.70
     ============      ============       ============      ============      ============      ============      ============
     $      11.32      $         --       $      12.20      $      11.47      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $  5,362,172      $    155,360       $ 95,320,652      $ 39,964,135      $    248,043      $    893,030      $     26,368
     ============      ============       ============      ============      ============      ============      ============


      FIDELITY(R)
          VIP
       MID CAP--
     INITIAL CLASS
     -------------
     $  1,274,668
               --
               --
     ------------
     $  1,274,668
     ============
     $         --
               --
        1,274,668
               --
     ------------
     $  1,274,668
     ============
     $         --
     ============
     $         --
     ============
     $      13.68
     ============
     $         --
     ============
     $  1,178,996
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)

                                                                                             JANUS ASPEN       JANUS ASPEN
                                                                           JANUS ASPEN         SERIES            SERIES
                                                         FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
                                                             VIP           BALANCED--         GROWTH--          GROWTH--
                                                         OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                        INITIAL CLASS        SHARES            SHARES            SHARES
                                                       ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value......................   $    360,353      $ 97,594,021      $     90,430      $ 93,087,186

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges...............             --           125,551                --           124,283
    Administrative charges...........................             --            10,545                --            12,275
                                                        ------------      ------------      ------------      ------------
      Total net assets...............................   $    360,353      $ 97,457,925      $     90,430      $ 92,950,628
                                                        ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies.................................   $         --      $ 41,937,720      $         --      $ 49,411,143
    Group 2 Policies.................................             --        50,531,508                --        41,144,445
    Group 3 Policies.................................        360,353           346,896            90,430           223,706
    Group 4 Policies.................................             --         4,641,801                --         2,171,334
                                                        ------------      ------------      ------------      ------------
      Total net assets...............................   $    360,353      $ 97,457,925      $     90,430      $ 92,950,628
                                                        ============      ============      ============      ============
    Group 1 variable accumulation unit value.........   $         --      $      20.27      $         --      $      14.78
                                                        ============      ============      ============      ============
    Group 2 variable accumulation unit value.........   $         --      $      11.46      $         --      $       8.07
                                                        ============      ============      ============      ============
    Group 3 variable accumulation unit value.........   $      11.40      $      10.92      $      11.29      $       9.16
                                                        ============      ============      ============      ============
    Group 4 variable accumulation unit value.........   $         --      $      11.00      $         --      $       9.82
                                                        ============      ============      ============      ============
Identified Cost of Investment........................   $    364,628      $ 98,474,308      $     85,916      $128,152,900
                                                        ============      ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

       MFS(R)          MFS(R)                                         NEUBERGER        T. ROWE         T. ROWE
      INVESTORS          NEW           MFS(R)          MFS(R)          BERMAN           PRICE           PRICE          VAN ECK
        TRUST         DISCOVERY       RESEARCH        UTILITIES          AMT           EQUITY         LIMITED-        WORLDWIDE
      SERIES--        SERIES--        SERIES--        SERIES--         MID-CAP         INCOME         TERM BOND       ABSOLUTE
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      GROWTH         PORTFOLIO       PORTFOLIO        RETURN
    -----------------------------------------------------------------------------------------------------------------------------
    $     54,655    $     33,627    $        183    $      4,414    $     66,241    $ 26,765,331    $    161,686    $     11,836

              --              --              --              --              --          29,899              --              --
              --              --              --              --              --           2,001              --              --
    ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $     54,655    $     33,627    $        183    $      4,414    $     66,241    $ 26,733,431    $    161,686    $     11,836
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $  8,414,721    $         --    $         --
              --              --              --              --              --      14,521,591              --              --
          54,655          33,627             183           4,414          66,241         672,110         161,686          11,836
              --              --              --              --              --       3,125,009              --              --
    ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $     54,655    $     33,627    $        183    $      4,414    $     66,241    $ 26,733,431    $    161,686    $     11,836
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      12.42    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      12.56    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $       9.84    $      10.62    $      10.61    $      13.65    $      11.20    $      11.34    $      10.51    $       9.81
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      11.41    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $     56,406    $     32,237    $        172    $      3,534    $     58,798    $ 23,949,113    $    165,675    $     12,067
    ============    ============    ============    ============    ============    ============    ============    ============


        VAN ECK
       WORLDWIDE
         HARD
        ASSETS
     -------------
     $     16,458
               --
               --
     ------------
     $     16,458
     ============
     $         --
               --
           16,458
               --
     ------------
     $     16,458
     ============
     $         --
     ============
     $         --
     ============
     $      11.71
     ============
     $         --
     ============
     $     16,849
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                                           VAN KAMPEN      VAN KAMPEN       VAN KAMPEN
                                                          UIF EMERGING    UIF EMERGING       UIF U.S.
                                                            MARKETS         MARKETS            REAL
                                                             DEBT--         EQUITY--         ESTATE--
                                                            CLASS I         CLASS I          CLASS I
                                                          ----------------------------------------------
ASSETS:
  Investment at net asset value.........................  $    19,304     $17,109,089      $     5,669

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           --          22,077               --
    Administrative charges..............................           --           2,353               --
                                                          -----------     -----------      -----------
      Total net assets..................................  $    19,304     $17,084,659      $     5,669
                                                          ===========     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................  $        --     $ 9,815,783      $        --
    Group 2 Policies....................................           --       6,594,960               --
    Group 3 Policies....................................       19,304          32,478            5,669
    Group 4 Policies....................................           --         641,438               --
                                                          -----------     -----------      -----------
      Total net assets..................................  $    19,304     $17,084,659      $     5,669
                                                          ===========     ===========      ===========
    Group 1 variable accumulation unit value............  $        --     $     10.65      $        --
                                                          ===========     ===========      ===========
    Group 2 variable accumulation unit value............  $        --     $     10.94      $        --
                                                          ===========     ===========      ===========
    Group 3 variable accumulation unit value............  $     10.59     $     11.74      $     12.87
                                                          ===========     ===========      ===========
    Group 4 variable accumulation unit value............  $        --     $     12.06      $        --
                                                          ===========     ===========      ===========
Identified Cost of Investment...........................  $    18,285     $13,980,126      $     5,634
                                                          ===========     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004
(Unaudited)


                                                          MAINSTAY VP                       MAINSTAY VP
                                         MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP
                                            BOND--       APPRECIATION--        CASH           STOCK--       CONVERTIBLE--
                                        INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $    105,128     $         --     $         --
 Mortality and expense risk charges....       (65,138)        (637,067)         (89,432)        (247,755)         (66,696)
 Administrative charges................        (7,197)         (85,829)          (9,668)         (30,234)          (4,791)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......       (72,335)        (722,896)           6,028         (277,989)         (71,487)
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     2,011,160        5,622,244       13,218,167        2,123,340          597,938
 Cost of investments sold..............    (1,915,024)      (6,241,061)     (13,218,730)      (3,076,420)        (692,864)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................        96,136         (618,817)            (563)        (953,080)         (94,926)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......      (115,636)       3,067,381               59        3,498,388          279,707
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....       (19,500)       2,448,564             (504)       2,545,308          184,781
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    (91,835)    $  1,725,668     $      5,524     $  2,267,319     $    113,294
                                         ============     ============     ============     ============     ============

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                           S&P 500         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                           INDEX--          GROWTH--         RETURN--         VALUE--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $         --     $         --     $         --
 Mortality and expense risk charges....      (555,495)         (37,897)        (158,275)        (161,142)         (12,796)
 Administrative charges................       (67,771)          (4,328)         (21,325)         (20,621)            (727)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......      (623,266)         (42,225)        (179,600)        (181,763)         (13,523)
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     3,660,417          345,875        1,604,175        2,371,472          523,458
 Cost of investments sold..............    (3,604,296)        (306,810)      (1,479,508)      (2,334,586)        (468,065)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................        56,121           39,065          124,667           36,886           55,393
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     6,533,765          298,927          509,222        2,294,799          191,838
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....     6,589,886          337,992          633,889        2,331,685          247,231
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $  5,966,620     $    295,767     $    454,289     $  2,149,922     $    233,708
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.

(b) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      MAINSTAY VP
                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP          MID CAP
     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--         VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
     $         --     $         --     $         --     $         --     $         --     $         --
          (49,532)        (187,060)         (39,575)         (28,722)         (35,361)         (47,137)
           (5,871)         (22,780)          (4,914)          (3,923)          (4,125)          (5,281)
     ------------     ------------     ------------     ------------     ------------     ------------
          (55,403)        (209,840)         (44,489)         (32,645)         (39,486)         (52,418)
     ------------     ------------     ------------     ------------     ------------     ------------
        1,677,610        6,170,315          729,486          184,366          362,175          395,542
       (1,631,122)      (7,407,037)        (610,432)        (157,005)        (360,178)        (358,370)
     ------------     ------------     ------------     ------------     ------------     ------------
           46,488       (1,236,722)         119,054           27,361            1,997           37,172
               --               --               --               --               --               --
          (81,523)       3,072,854          280,378          641,410          681,312        1,169,981
     ------------     ------------     ------------     ------------     ------------     ------------
          (35,035)       1,836,132          399,432          668,771          683,309        1,207,153
     ------------     ------------     ------------     ------------     ------------     ------------
     $    (90,438)    $  1,626,292     $    354,943     $    636,126     $    643,823     $  1,154,735
     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP         ALGER             ALGER
       DREYFUS        EAGLE ASSET        AMERICAN          AMERICAN          AMERICAN
        LARGE          MANAGEMENT       LEVERAGED           SMALL           CENTURY VP        AMERICAN          AMERICAN
       COMPANY           GROWTH         ALL CAP--      CAPITALIZATION--     INFLATION        CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         CLASS O           CLASS O         PROTECTION--    INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS        SHARES            SHARES         CLASS II(b)        CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------------------
     $         --     $         --     $         --      $         --      $        135     $      1,432      $      1,607
          (15,481)         (40,634)              --           (72,038)               --               --                --
             (719)          (1,689)              --            (7,403)               --               --                --
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          (16,200)         (42,323)              --           (79,441)              135            1,432             1,607
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          411,502          823,397          215,869         2,611,050               534          594,281             2,259
         (410,213)      (1,236,496)        (207,268)       (2,133,425)             (545)        (578,968)           (1,756)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
            1,289         (413,099)           8,601           477,625               (11)          15,313               503
               --               --               --                --                --               --             1,475
          174,174         (303,448)          (1,174)        1,617,093              (254)          (6,674)            8,120
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          175,463         (716,547)           7,427         2,094,718              (265)           8,639            10,098
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
     $    159,263     $   (758,870)    $      7,427      $  2,015,277      $       (130)    $     10,071      $     11,705
     ============     ============     ============      ============      ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
(Unaudited)


                                                                DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
                                                                TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY-
                                             CALVERT SOCIAL      GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--
                                                BALANCED      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS
                                             ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income...........................   $        --      $        --      $        --       $   326,544       $   589,868
 Mortality and expense risk charges........        (8,609)         (11,069)              --          (264,645)         (102,560)
 Administrative charges....................          (706)            (974)              --           (30,528)          (11,450)
                                              -----------      -----------      -----------       -----------       -----------
     Net investment income (loss)..........        (9,315)         (12,043)              --            31,371           475,858
                                              -----------      -----------      -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.........       217,889          711,593            2,975         1,673,953         1,598,046
 Cost of investments sold..................      (241,199)        (559,154)          (2,059)       (1,832,527)       (1,499,859)
                                              -----------      -----------      -----------       -----------       -----------
     Net realized gain (loss) on
       investments.........................       (23,310)         152,439              916          (158,574)           98,187
 Realized gain distribution received.......            --               --               --                --           140,913
 Change in unrealized appreciation
   (depreciation) on investments...........       109,629         (301,963)           5,581         5,907,830           517,434
                                              -----------      -----------      -----------       -----------       -----------
     Net gain (loss) on investments........        86,319         (149,524)           6,497         5,749,256           756,534
                                              -----------      -----------      -----------       -----------       -----------
       Net increase (decrease) in net
        assets resulting from operations...   $    77,004      $  (161,567)     $     6,497       $ 5,780,627       $ 1,232,392
                                              ===========      ===========      ===========       ===========       ===========

                                              JANUS ASPEN
                                                 SERIES                            MFS(R)
                                               WORLDWIDE          MFS(R)            NEW              MFS(R)            MFS(R)
                                                GROWTH--        INVESTORS        DISCOVERY          RESEARCH         UTILITIES
                                             INSTITUTIONAL    TRUST SERIES--      SERIES--          SERIES--          SERIES--
                                                 SHARES       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS(a)   INITIAL CLASS
                                             ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income...........................   $   458,109      $       338      $        --       $        --       $        68
 Mortality and expense risk charges........      (260,299)              --               --                --                --
 Administrative charges....................       (25,886)              --               --                --                --
                                              -----------      -----------      -----------       -----------       -----------
     Net investment income (loss)..........       171,924              338               --                --                68
                                              -----------      -----------      -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.........     3,171,236            1,376              227               253               415
 Cost of investments sold..................    (5,151,095)          (1,438)            (208)             (248)             (318)
                                              -----------      -----------      -----------       -----------       -----------
     Net realized gain (loss) on
       investments.........................    (1,979,859)             (62)              19                 5                97
 Realized gain distribution received.......            --               --               --                --                --
 Change in unrealized appreciation
   (depreciation) on investments...........    (1,551,798)             941              282                11               105
                                              -----------      -----------      -----------       -----------       -----------
     Net gain (loss) on investments........    (3,531,657)             879              301                16               202
                                              -----------      -----------      -----------       -----------       -----------
       Net increase (decrease) in net
        assets resulting from operations...   $(3,359,733)     $     1,217      $       301       $        16       $       270
                                              ===========      ===========      ===========       ===========       ===========

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.

(b) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                          FIDELITY(R)                                                             JANUS ASPEN
                                              VIP                                               JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)       INVESTMENT        FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP
          VIP               VIP              GRADE              VIP               VIP           BALANCED--         GROWTH--
       GROWTH--         INDEX 500--         BOND--           MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------------------------------------------------------------------------------------------------------------------
      $       672       $    16,073       $     3,713       $        --       $     3,662       $   761,013       $        --
               --                --                --                --                --          (249,771)               --
               --                --                --                --                --           (21,228)               --
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
              672            16,073             3,713                --             3,662           490,014                --
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            2,148           546,099            66,882           375,663           415,158         3,690,429           163,345
           (1,803)         (493,296)          (68,058)         (288,483)         (319,017)       (3,951,964)         (162,002)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
              345            52,803            (1,176)           87,180            96,141          (261,535)            1,343
               --                --             2,671                --                --                --                --
            2,337           (59,460)           (3,221)          (38,047)          (94,058)        1,304,399             1,891
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            2,682            (6,657)           (1,726)           49,133             2,083         1,042,864             3,234
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $     3,354       $     9,416       $     1,987       $    49,133       $     5,745       $ 1,532,878       $     3,234
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

                                                                                                    VAN               VAN
                                                                                                  KAMPEN            KAMPEN
                          T. ROWE           T. ROWE                                                 UIF               UIF
       NEUBERGER           PRICE             PRICE            VAN ECK                            EMERGING          EMERGING
        BERMAN            EQUITY           LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS
       AMT MID-           INCOME           TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--
      CAP GROWTH         PORTFOLIO         PORTFOLIO         RETURN(b)        HARD ASSETS         CLASS I           CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
      $        --       $   158,640       $     3,587       $        --       $       888       $        --       $        --
               --           (55,053)               --                --                --                --           (47,456)
               --            (3,598)               --                --                --                --            (5,048)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
               --            99,989             3,587                --               888                --           (52,504)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            1,747           547,482           108,637               536           428,753               153         1,386,232
           (1,661)         (464,787)         (109,523)             (541)         (429,196)             (142)       (1,143,138)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
               86            82,695              (886)               (5)             (443)               11           243,094
               --           115,738                --                --                --                --                --
            4,195           684,202            (1,600)             (231)             (923)             (653)         (788,097)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            4,281           882,635            (2,486)             (236)           (1,366)             (642)         (545,003)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $     4,281       $   982,624       $     1,101       $      (236)      $      (478)      $      (642)      $  (597,507)
      ===========       ===========       ===========       ===========       ===========       ===========       ===========


           VAN
         KAMPEN
           UIF
        U.S. REAL
        ESTATE--
         CLASS I
     ---------------
       $        --
                --
                --
       -----------
                --
       -----------
           174,994
          (192,149)
       -----------
           (17,155)
                --
              (290)
       -----------
           (17,445)
       -----------
       $   (17,445)
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                          MAINSTAY VP                   MAINSTAY VP
                                                            BOND--                CAPITAL APPRECIATION--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (72,335)  $    876,825   $   (722,896)  $   (786,514)
   Net realized gain (loss) on investments......        96,136        215,156       (618,817)    (1,438,891)
   Realized gain distribution received..........            --        609,025             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (115,636)      (801,095)     3,067,381     46,732,604
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       (91,835)       899,911      1,725,668     44,507,199
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,710,876      5,896,006     24,049,792     51,120,846
   Cost of insurance............................      (990,768)    (2,088,752)   (10,203,534)   (20,510,719)
   Policyowners' surrenders.....................      (555,674)    (1,530,458)    (5,387,716)    (9,680,674)
   Net transfers from (to) Fixed Account........        (2,662)       414,346     (2,093,402)    (3,384,419)
   Transfers between Investment Divisions.......        (1,282)      (260,676)    (3,612,595)    (3,824,291)
   Policyowners' death benefits.................       (31,800)       (64,348)      (190,717)      (360,461)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     1,128,690      2,366,118      2,561,828     13,360,282
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           (49)          (981)       (15,938)       (53,098)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     1,036,806      3,265,048      4,271,558     57,814,383
NET ASSETS:
   Beginning of period..........................    24,828,291     21,563,243    220,008,488    162,194,105
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 25,865,097   $ 24,828,291   $224,280,046   $220,008,488
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      6,028   $     50,501
   Net realized gain (loss) on investments......          (563)          (955)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............            59           (834)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         5,524         48,712
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     7,208,651     14,413,998
   Cost of insurance............................    (1,641,587)    (3,574,234)
   Policyowners' surrenders.....................      (762,991)   (17,563,310)
   Net transfers from (to) Fixed Account........      (346,851)    11,767,263
   Transfers between Investment Divisions.......      (989,231)   (14,263,194)
   Policyowners' death benefits.................           (18)      (101,844)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     3,467,973     (9,321,321)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (105)          (282)
                                                  ------------   ------------
       Increase (decrease) in net assets........     3,473,392     (9,272,891)
NET ASSETS:
   Beginning of period..........................    34,592,852     43,865,743
                                                  ------------   ------------
   End of period................................  $ 38,066,244   $ 34,592,852
                                                  ============   ============

                                                          MAINSTAY VP                   MAINSTAY VP
                                                    INTERNATIONAL EQUITY--            MID CAP CORE--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (44,489)  $    138,305   $    (32,645)  $    (10,505)
   Net realized gain (loss) on investments......       119,054      1,093,034         27,361        (16,816)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       280,378      1,479,703        641,410      2,166,680
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       354,943      2,711,042        636,126      2,139,359
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,537,852      2,159,627        900,401        958,937
   Cost of insurance............................      (535,397)      (809,522)      (221,804)      (233,331)
   Policyowners' surrenders.....................      (408,293)      (300,239)      (106,615)       (84,574)
   Net transfers from (to) Fixed Account........       232,381        (96,535)       358,024        186,389
   Transfers between Investment Divisions.......     3,037,407      1,157,871      1,857,842      1,027,433
   Policyowners' death benefits.................        (6,620)        (1,880)            --         (1,177)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     3,857,330      2,109,322      2,787,848      1,853,677
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,029)        (3,284)        (1,465)        (2,359)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     4,211,244      4,817,080      3,422,509      3,990,677
NET ASSETS:
   Beginning of period..........................    12,440,391      7,623,311      9,341,243      5,350,566
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 16,651,635   $ 12,440,391   $ 12,763,752   $  9,341,243
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                       MID CAP GROWTH--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (39,486)  $    (45,050)
   Net realized gain (loss) on investments......         1,997        (57,947)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       681,312      2,929,943
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       643,823      2,826,946
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,822,019      1,769,994
   Cost of insurance............................      (461,586)      (416,775)
   Policyowners' surrenders.....................      (162,946)      (146,950)
   Net transfers from (to) Fixed Account........       467,545        463,350
   Transfers between Investment Divisions.......     2,118,872      2,770,032
   Policyowners' death benefits.................        (2,404)          (383)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     3,781,500      4,439,268
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,628)        (2,816)
                                                  ------------   ------------
       Increase (decrease) in net assets........     4,423,695      7,263,398
NET ASSETS:
   Beginning of period..........................    12,282,002      5,018,604
                                                  ------------   ------------
   End of period................................  $ 16,705,697   $ 12,282,002
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                      MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD
          COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--                CORPORATE BOND--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $   (277,989)  $    356,106   $    (71,487)  $    425,993   $    (55,403)  $    805,850   $   (209,840)  $  4,291,549
        (953,080)    (2,392,201)       (94,926)      (244,504)        46,488        394,766     (1,236,722)      (957,717)
              --             --             --             --             --             --             --             --
       3,498,388     19,497,925        279,707      4,079,420        (81,523)      (958,137)     3,072,854     12,948,268
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,267,319     17,461,830        113,294      4,260,909        (90,438)       242,479      1,626,292     16,282,100
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,389,660     19,207,452      3,133,709      5,772,912      1,949,213      4,386,418      6,319,321     11,052,809
      (3,563,782)    (7,155,219)    (1,022,596)    (1,900,550)      (694,781)    (1,618,625)    (2,720,110)    (4,827,998)
      (1,839,721)    (3,673,583)      (524,437)      (756,385)      (305,550)    (1,361,350)    (1,404,627)    (2,038,068)
        (639,347)    (1,148,334)       253,735        311,562        (97,061)      (370,273)       593,580        315,804
      (1,060,842)    (1,746,427)       501,262      1,066,155     (1,174,916)    (1,214,687)    (1,865,835)     7,276,018
         (66,745)      (117,464)       (21,001)       (43,168)        (2,603)        (9,846)       (25,156)      (170,065)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,219,223      5,366,425      2,320,672      4,450,526       (325,698)      (188,363)       897,173     11,608,500
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,485)       (20,378)        (1,269)        (4,131)            64           (136)        (4,950)       (22,117)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,479,057     22,807,877      2,432,697      8,707,304       (416,072)        53,980      2,518,515     27,868,483
      87,625,170     64,817,293     26,082,247     17,374,943     19,819,391     19,765,411     69,932,653     42,064,170
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 92,104,227   $ 87,625,170   $ 28,514,944   $ 26,082,247   $ 19,403,319   $ 19,819,391   $ 72,451,168   $ 69,932,653
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------
        2004           2003           2004           2003
    ---------------------------------------------------------
    $    (52,418)  $     72,432   $   (623,266)  $  1,322,578
          37,172        (93,138)        56,121     (1,023,500)
              --             --             --             --
       1,169,981      3,518,887      6,533,765     40,421,525
    ------------   ------------   ------------   ------------
       1,154,735      3,498,181      5,966,620     40,720,603
    ------------   ------------   ------------   ------------
       1,934,542      3,050,936     22,747,131     45,120,156
        (536,240)      (824,038)    (8,321,961)   (16,039,774)
        (313,098)      (170,889)    (3,986,410)    (7,577,716)
         453,652        333,257       (176,530)    (1,173,887)
       1,498,873      1,309,028       (183,999)      (568,212)
          (9,398)       (25,387)      (292,510)      (263,220)
    ------------   ------------   ------------   ------------
       3,028,331      3,672,907      9,785,721     19,497,347
    ------------   ------------   ------------   ------------
          (2,373)        (3,096)       (16,629)       (46,828)
    ------------   ------------   ------------   ------------
       4,180,693      7,167,992     15,735,712     60,171,122
      17,164,106      9,996,114    197,368,159    137,197,037
    ------------   ------------   ------------   ------------
    $ 21,344,799   $ 17,164,106   $213,103,871   $197,368,159
    ============   ============   ============   ============

             MAINSTAY VP                   MAINSTAY VP
         SMALL CAP GROWTH--              TOTAL RETURN--
            INITIAL CLASS                 INITIAL CLASS
     ---------------------------   ---------------------------
         2004           2003           2004           2003
     ---------------------------------------------------------
     $    (42,225)  $    (52,344)  $   (179,600)  $    637,734
           39,065        (23,801)       124,667        (19,376)
               --             --             --             --
          298,927      3,263,793        509,222      8,056,658
     ------------   ------------   ------------   ------------
          295,767      3,187,648        454,289      8,675,016
     ------------   ------------   ------------   ------------
        1,926,018      2,272,386      5,339,157     10,765,921
         (475,480)      (534,137)    (2,435,977)    (4,987,012)
         (157,087)      (128,351)    (1,552,293)    (2,616,802)
          370,823        324,122        (87,342)    (1,113,710)
        1,476,488      2,393,409       (159,696)      (327,837)
           (7,320)        (1,303)       (97,078)      (142,032)
     ------------   ------------   ------------   ------------
        3,133,442      4,326,126      1,006,771      1,578,528
     ------------   ------------   ------------   ------------
           (1,900)        (3,148)        (3,118)       (10,468)
     ------------   ------------   ------------   ------------
        3,427,309      7,510,626      1,457,942     10,243,076
       13,639,051      6,128,425     55,134,625     44,891,549
     ------------   ------------   ------------   ------------
     $ 17,066,360   $ 13,639,051   $ 56,592,567   $ 55,134,625
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                            VALUE--                  INCOME & GROWTH--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (181,763)  $    482,497   $    (13,523)  $     46,987
   Net realized gain (loss) on investments......        36,886       (631,028)        55,393        (41,137)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     2,294,799     11,991,950        191,838      1,015,362
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     2,149,922     11,843,419        233,708      1,021,212
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     6,429,154     11,782,422        831,735      1,203,051
   Cost of insurance............................    (2,377,651)    (4,617,303)      (201,252)      (341,063)
   Policyowners' surrenders.....................    (1,305,716)    (2,224,492)       (73,908)       (93,482)
   Net transfers from (to) Fixed Account........       (94,800)      (473,287)        59,872         23,804
   Transfers between Investment Divisions.......      (795,048)        98,702        (44,045)       621,087
   Policyowners' death benefits.................       (75,922)      (114,444)        (5,207)        (1,615)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     1,780,017      4,451,598        567,195      1,411,782
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (5,002)       (12,481)          (453)          (869)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     3,924,937     16,282,536        800,450      2,432,125
NET ASSETS:
   Beginning of period..........................    57,644,899     41,362,363      5,228,207      2,796,082
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 61,569,836   $ 57,644,899   $  6,028,657   $  5,228,207
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                        COMPANY VALUE--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (16,200)  $     18,919
   Net realized gain (loss) on investments......         1,289       (103,004)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       174,174      1,150,595
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       159,263      1,066,510
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,005,245      1,617,804
   Cost of insurance............................      (243,512)      (389,359)
   Policyowners' surrenders.....................      (182,647)      (182,944)
   Net transfers from (to) Fixed Account........       175,351         73,766
   Transfers between Investment Divisions.......       613,550        386,861
   Policyowners' death benefits.................        (3,633)          (880)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,364,354      1,505,248
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (343)          (969)
                                                  ------------   ------------
       Increase (decrease) in net assets........     1,523,274      2,570,789
NET ASSETS:
   Beginning of period..........................     5,743,690      3,172,901
                                                  ------------   ------------
   End of period................................  $  7,266,964   $  5,743,690
                                                  ============   ============

                                                                                        DREYFUS IP
                                                            CALVERT                 TECHNOLOGY GROWTH--
                                                        SOCIAL BALANCED               INITIAL SHARES
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     (9,315)  $     41,683   $    (12,043)  $    (10,600)
   Net realized gain (loss) on investments......       (23,310)      (145,201)       152,439        (72,302)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       109,629        612,700       (301,963)       882,983
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        77,004        509,182       (161,567)       800,081
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       365,832        730,758        957,063        956,845
   Cost of insurance............................      (135,681)      (262,139)      (253,458)      (252,509)
   Policyowners' surrenders.....................       (70,240)      (293,120)       (50,632)       (67,703)
   Net transfers from (to) Fixed Account........        35,180        (28,271)       224,801        248,807
   Transfers between Investment Divisions.......       (24,131)         2,724        730,847      1,562,711
   Policyowners' death benefits.................        (1,255)          (111)        (1,251)        (2,942)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........       169,705        149,841      1,607,370      2,445,209
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (201)          (508)          (324)          (606)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       246,508        658,515      1,445,479      3,244,684
NET ASSETS:
   Beginning of period..........................     3,274,137      2,615,622      4,206,879        962,195
                                                  ------------   ------------   ------------   ------------
   End of period................................  $  3,520,645   $  3,274,137   $  5,652,358   $  4,206,879
                                                  ============   ============   ============   ============

                                                          DREYFUS VIF
                                                     DEVELOPING LEADERS--
                                                        INITIAL SHARES
                                                  ---------------------------
                                                      2004         2003(a)
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         35
   Net realized gain (loss) on investments......           916            627
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............         5,581         31,791
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         6,497         32,453
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         3,649          2,605
   Cost of insurance............................        (3,225)        (4,726)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........            28          2,610
   Transfers between Investment Divisions.......        50,509        102,331
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        50,961        102,820
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        57,458        135,273
NET ASSETS:
   Beginning of period..........................       135,273             --
                                                  ------------   ------------
   End of period................................  $    192,731   $    135,273
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

           MAINSTAY VP                                                                    AMERICAN
           EAGLE ASSET               ALGER AMERICAN                                      CENTURY VP
           MANAGEMENT                   LEVERAGED                ALGER AMERICAN          INFLATION
         GROWTH EQUITY--                ALL CAP--            SMALL CAPITALIZATION--     PROTECTION--
          INITIAL CLASS              CLASS O SHARES              CLASS O SHARES           CLASS II
    -------------------------   -------------------------   -------------------------   ------------
       2004          2003          2004          2003          2004          2003         2004(g)
    ------------------------------------------------------------------------------------------------
    $   (42,323)  $   (42,323)  $        --   $        --   $   (79,441)  $  (117,181)  $       135
       (413,099)     (454,709)        8,601           664       477,625      (139,422)          (11)
             --            --            --            --            --            --            --
       (303,448)    3,682,736        (1,174)        3,410     1,617,093     7,294,458          (254)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
       (758,870)    3,185,704         7,427         4,074     2,015,277     7,037,855          (130)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
      2,316,292     4,826,840         4,549         1,527     3,069,977     5,635,083            --
       (653,312)   (1,285,538)       (2,203)       (1,700)   (1,016,477)   (1,839,721)         (534)
       (358,643)     (495,251)           --            --      (824,339)     (816,525)           --
        (40,861)      (18,860)           --            88       (37,375)     (175,549)           --
       (175,579)     (164,618)        3,637        28,286      (537,224)      950,174        12,608
             --        (7,062)           --            --       (28,818)      (23,130)           --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,087,897     2,855,511         5,983        28,201       625,744     3,730,332        12,074
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (473)       (2,808)           --            --        (5,000)       (7,799)           --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
        328,554     6,038,407        13,410        32,275     2,636,021    10,760,388        11,944
     16,334,908    10,296,501        38,473         6,198    25,787,060    15,026,672            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $16,663,462   $16,334,908   $    51,883   $    38,473   $28,423,081   $25,787,060   $    11,944
    ===========   ===========   ===========   ===========   ===========   ===========   ===========


             AMERICAN                    AMERICAN
            CENTURY VP                  CENTURY VP
          INTERNATIONAL--                 VALUE--
             CLASS II                    CLASS II
     -------------------------   -------------------------
        2004          2003          2004          2003
     -----------------------------------------------------
     $     1,432   $         3   $     1,607   $        19
          15,313           215           503           229
              --            --         1,475            --
          (6,674)        6,659         8,120        26,286
     -----------   -----------   -----------   -----------
          10,071         6,877        11,705        26,534
     -----------   -----------   -----------   -----------
              --            --         3,497         4,079
          (1,289)       (1,771)       (2,975)       (2,881)
              --            --            --            --
             961         1,200            --         5,634
        (212,015)      201,344            --       154,714
              --            --            --            --
     -----------   -----------   -----------   -----------
        (212,343)      200,773           522       161,546
     -----------   -----------   -----------   -----------
              --            --            --            --
     -----------   -----------   -----------   -----------
        (202,272)      207,650        12,227       188,080
         207,774           124       188,547           467
     -----------   -----------   -----------   -----------
     $     5,502   $   207,774   $   200,774   $   188,547
     ===========   ===========   ===========   ===========

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------
    $     31,371   $   (140,909)  $    475,858   $    299,217   $        672   $        300
        (158,574)      (713,465)        98,187       (375,544)           345        (52,783)
              --             --        140,913             --             --             --
       5,907,830     20,053,173        517,434      8,160,845          2,337         81,553
    ------------   ------------   ------------   ------------   ------------   ------------
       5,780,627     19,198,799      1,232,392      8,084,518          3,354         29,070
    ------------   ------------   ------------   ------------   ------------   ------------
      10,255,967     19,750,276      4,372,742      7,661,192         18,332             48
      (3,648,986)    (7,013,663)    (1,464,903)    (2,655,408)        (2,449)        (2,594)
      (1,993,160)    (3,394,907)      (726,214)    (1,398,279)            --             --
        (286,898)      (816,288)       344,040       (126,049)            --            250
       1,232,968      1,236,699      1,136,780      1,584,600          7,834        129,852
         (41,014)       (76,104)       (12,565)       (73,832)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       5,518,877      9,686,013      3,649,880      4,992,224         23,717        127,556
    ------------   ------------   ------------   ------------   ------------   ------------
         (12,036)       (22,441)        (3,086)        (8,746)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      11,287,468     28,862,371      4,879,186     13,067,996         27,071        156,626
      92,898,815     64,036,444     37,156,288     24,088,292        257,508        100,882
    ------------   ------------   ------------   ------------   ------------   ------------
    $104,186,283   $ 92,898,815   $ 42,035,474   $ 37,156,288   $    284,579   $    257,508
    ============   ============   ============   ============   ============   ============

                                         FIDELITY(R) VIP
           FIDELITY(R) VIP                 INVESTMENT
             INDEX 500--                  GRADE BOND--
            INITIAL CLASS                 INITIAL CLASS
     ---------------------------   ---------------------------
         2004           2003           2004           2003
     ---------------------------------------------------------
     $     16,073   $      2,112   $      3,713   $      2,772
           52,803        (26,900)        (1,176)          (265)
               --             --          2,671            975
          (59,460)        93,938         (3,221)         1,435
     ------------   ------------   ------------   ------------
            9,416         69,150          1,987          4,917
     ------------   ------------   ------------   ------------
          113,769        117,717          1,224         13,628
          (16,045)       (13,077)          (489)        (5,059)
               --             --             --             --
           15,721        120,743        (66,393)          (365)
          167,195        231,846             --         24,600
               --             --             --             --
     ------------   ------------   ------------   ------------
          280,640        457,229        (65,658)        32,804
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          290,056        526,379        (63,671)        37,721
          613,343         86,964         89,115         51,394
     ------------   ------------   ------------   ------------
     $    903,399   $    613,343   $     25,444   $     89,115
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)


                                                       FIDELITY(R) VIP             FIDELITY(R) VIP           JANUS ASPEN SERIES
                                                          MID CAP--                  OVERSEAS--                  BALANCED--
                                                        INITIAL CLASS               INITIAL CLASS           INSTITUTIONAL SHARES
                                                  -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                  ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        --   $     2,052   $     3,662   $       126   $   490,014   $ 1,431,803
   Net realized gain (loss) on investments......       87,180       (17,721)       96,141         1,295      (261,535)     (166,872)
   Realized gain distribution received..........           --            --            --            --            --            --
   Change in unrealized appreciation
     (depreciation) on investments..............      (38,047)      166,314       (94,058)       90,002     1,304,399     9,568,785
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................       49,133       150,645         5,745        91,423     1,532,878    10,833,716
                                                  -----------   -----------   -----------   -----------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........      169,531        54,864        45,597        43,105    11,229,742    23,004,147
   Cost of insurance............................      (30,932)      (48,586)       (6,582)       (9,834)   (3,665,374)   (7,768,782)
   Policyowners' surrenders.....................           --            --            --            --    (2,081,813)   (3,678,487)
   Net transfers from (to) Fixed Account........       (1,980)       45,981            --           181      (816,327)     (416,925)
   Transfers between Investment Divisions.......      456,929        36,567      (193,168)      383,075    (3,498,349)   (1,341,897)
   Policyowners' death benefits.................           --            --            --            --       (55,443)     (103,194)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net contributions and (withdrawals)........      593,548        88,826      (154,153)      416,527     1,112,436     9,694,862
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           --            --            --            --        (4,956)      (11,286)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
       Increase (decrease) in net assets........      642,681       239,471      (148,408)      507,950     2,640,358    20,517,292
NET ASSETS:
   Beginning of period..........................      631,987       392,516       508,761           811    94,817,567    74,300,275
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of period................................  $ 1,274,668   $   631,987   $   360,353   $   508,761   $97,457,925   $94,817,567
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                      NEUBERGER BERMAN              T. ROWE PRICE               T. ROWE PRICE
                                                         AMT MID-CAP                EQUITY INCOME             LIMITED-TERM BOND
                                                           GROWTH                     PORTFOLIO                   PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                  ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        --   $        --   $    99,989   $   194,534   $     3,587   $     6,740
   Net realized gain (loss) on investments......           86          (289)       82,695       (72,769)         (886)        1,996
   Realized gain distribution received..........           --            --       115,738            --            --           526
   Change in unrealized appreciation
     (depreciation) on investments..............        4,195         4,365       684,202     3,621,208        (1,600)       (2,894)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................        4,281         4,076       982,624     3,742,973         1,101         6,368
                                                  -----------   -----------   -----------   -----------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        1,989            --     3,447,262     5,683,966            --        23,541
   Cost of insurance............................       (1,935)       (1,755)     (885,686)   (1,427,788)       (1,841)       (9,019)
   Policyowners' surrenders.....................           --            --      (292,962)     (554,668)           --            --
   Net transfers from (to) Fixed Account........           38           131       332,753       409,217      (106,795)         (365)
   Transfers between Investment Divisions.......       22,647        27,178     2,173,688     2,137,466            --       162,944
   Policyowners' death benefits.................           --            --        (6,818)      (23,560)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net contributions and (withdrawals)........       22,739        25,554     4,768,237     6,224,633      (108,636)      177,101
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           --            --        (1,714)       (3,330)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
       Increase (decrease) in net assets........       27,020        29,630     5,749,147     9,964,276      (107,535)      183,469
NET ASSETS:
   Beginning of period..........................       39,221         9,591    20,984,284    11,020,008       269,221        85,752
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of period................................  $    66,241   $    39,221   $26,733,431   $20,984,284   $   161,686   $   269,221
                                                  ===========   ===========   ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                      MFS(R)
                                                                                                                     RESEARCH
       JANUS ASPEN SERIES          JANUS ASPEN SERIES           MFS(R) INVESTORS               MFS(R) NEW            SERIES--
        MID CAP GROWTH--           WORLDWIDE GROWTH--            TRUST SERIES--            DISCOVERY SERIES--         INITIAL
      INSTITUTIONAL SHARES        INSTITUTIONAL SHARES            INITIAL CLASS               INITIAL CLASS            CLASS
    -------------------------   -------------------------   -------------------------   -------------------------   -----------
       2004          2003          2004          2003          2004          2003          2004         2003(d)       2004(f)
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $        --   $   171,924   $   411,384   $       338   $       325   $        --   $        --   $        --
          1,343           (11)   (1,979,859)   (3,179,097)          (62)         (426)           19             5             5
             --            --            --            --            --            --            --            --            --
          1,891         2,661    (1,551,798)   20,369,394           941        10,066           282         1,109            11
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
          3,234         2,650    (3,359,733)   17,601,681         1,217         9,965           301         1,114            16
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        168,068            --    11,359,963    24,508,031           560            --        11,093            --           420
         (1,900)         (344)   (3,781,676)   (7,741,063)       (1,376)       (2,099)         (227)         (164)         (253)
             --            --    (2,095,376)   (3,703,583)           --            --            --            --            --
         54,382           149      (977,416)   (1,221,648)           --            --            --            --            --
       (160,597)       22,423    (2,567,001)   (4,262,139)           --            --           659        20,851            --
             --            --       (62,023)      (95,331)           --            --            --            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         59,953        22,228     1,876,471     7,484,267          (816)       (2,099)       11,525        20,687           167
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --        (5,444)      (19,791)           --            --            --            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         63,187        24,878    (1,488,706)   25,066,157           401         7,866        11,826        21,801           183
         27,243         2,365    94,439,334    69,373,177        54,254        46,388        21,801            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $    90,430   $    27,243   $92,950,628   $94,439,334   $    54,655   $    54,254   $    33,627   $    21,801   $       183
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========


              MFS(R)
        UTILITIES SERIES--
           INITIAL CLASS
     -------------------------
        2004         2003(a)
     -------------------------
     $        68   $        80
              97            87
              --            --
             105           775
     -----------   -----------
             270           942
     -----------   -----------
              --         2,477
            (415)         (994)
              --            --
              --         2,604
              --          (470)
              --            --
     -----------   -----------
            (415)        3,617
     -----------   -----------
              --            --
     -----------   -----------
            (145)        4,559
           4,559            --
     -----------   -----------
     $     4,414   $     4,559
     ===========   ===========

      VAN ECK                                        VAN KAMPEN                  VAN KAMPEN                  VAN KAMPEN
     WORLDWIDE             VAN ECK                  UIF EMERGING                UIF EMERGING                  UIF U.S.
     ABSOLUTE             WORLDWIDE                MARKETS DEBT--             MARKETS EQUITY--              REAL ESTATE--
      RETURN             HARD ASSETS                   CLASS I                     CLASS I                     CLASS I
    -----------   -------------------------   -------------------------   -------------------------   -------------------------
      2004(g)        2004         2003(e)        2004         2003(b)        2004          2003          2004         2003(c)
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $       888   $        --   $        --   $        --   $   (52,504)  $   (73,012)  $        --   $        --
             (5)         (443)            6            11             5       243,094      (225,765)      (17,155)           26
             --            --            --            --            --            --            --            --            --
           (231)         (923)          532          (653)        1,672      (788,097)    5,481,429          (290)          324
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (236)         (478)          538          (642)        1,677      (597,507)    5,182,652       (17,445)          350
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --            --            --            --     1,713,892     3,132,878         2,309         3,472
           (536)       (2,352)          (69)         (153)         (129)     (627,666)   (1,084,588)       (1,067)         (344)
             --            --            --            --            --      (357,833)     (497,548)           --            --
             --           432            --            --            --        (1,598)     (106,879)           --            --
         12,608        14,458         3,929            --        18,551       109,598       844,883        18,292           102
             --            --            --            --            --       (11,058)      (35,175)           --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         12,072        12,538         3,860          (153)       18,422       825,335     2,253,571        19,534         3,230
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --            --            --            --        (1,413)       (5,958)           --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         11,836        12,060         4,398          (795)       20,099       226,415     7,430,265         2,089         3,580
             --         4,398            --        20,099            --    16,858,244     9,427,979         3,580            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $    11,836   $    16,458   $     4,398   $    19,304   $    20,099   $17,084,659   $16,858,244   $     5,669   $     3,580
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========



  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-eight variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-two of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Value (formerly MainStay VP Equity Income), MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth - Initial Shares, Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Janus Aspen Series
Balanced - Institutional Shares, Janus Aspen Series Worldwide
Growth - Institutional Shares, T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity - Class I.

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap - Class O Shares, Alger American Small Capitalization - Class O Shares, American Century VP Inflation
Protection - Class II, American Century VP International - Class II, American Century VP Value - Class II, Dreyfus IP Technology Growth - Initial Shares, Dreyfus VIF Developing Leaders - Initial Shares (formerly known as Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Fidelity(R) VIP Growth - Initial Class, Fidelity(R) VIP Index 500 - Initial Class, Fidelity(R) VIP Investment Grade
Bond - Initial Class, Fidelity(R) VIP Mid Cap - Initial Class, Fidelity(R) VIP Overseas - Initial Class, Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Mid Cap Growth - Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Growth - Institutional Shares, MFS(R) Investors Trust Series - Initial Class, MFS(R) New Discovery Series - Initial Class, MFS(R) Research Series - Initial Class, MFS(R) Utilities Series - Initial Class, Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Absolute Return, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt - Class I, Van Kampen UIF Emerging Markets Equity - Class I, and Van Kampen UIF U.S. Real Estate - Class I.

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2004, the investments of VUL Separate Account-I are as follows:


                                                     MAINSTAY VP                    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP
                                       BOND--       APPRECIATION--      CASH          STOCK--      CONVERTIBLE--
                                    INITIAL CLASS   INITIAL CLASS    MANAGEMENT    INITIAL CLASS   INITIAL CLASS
                                    ----------------------------------------------------------------------------
Number of shares..................        1,932          10,735         38,117           4,783          2,620
Identified cost...................     $ 26,176        $236,311       $ 38,117        $109,116       $ 27,284

                                                                                                      MAINSTAY VP
                                                                                                       AMERICAN
                                     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                       CENTURY
                                       S&P 500        SMALL CAP          TOTAL        MAINSTAY VP      INCOME &
                                       INDEX--         GROWTH--        RETURN--         VALUE--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    ------------------------------------------------------------------------------
Number of shares..................        9,226           1,679            3,517           3,964            557
Identified cost...................     $201,245        $ 15,313         $ 61,028        $ 58,944       $  5,519

  Investment activity for the six months ended June 30, 2004, was as follows:


                                                     MAINSTAY VP                    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP
                                       BOND--       APPRECIATION--      CASH          STOCK--      CONVERTIBLE--
                                    INITIAL CLASS   INITIAL CLASS    MANAGEMENT    INITIAL CLASS   INITIAL CLASS
                                    ----------------------------------------------------------------------------
Purchases.........................     $  3,067        $  7,436       $ 16,693        $  4,057       $  2,847
Proceeds from sales...............        2,011           5,622         13,218           2,123            598

                                                                                                      MAINSTAY VP
                                                                                                       AMERICAN
                                     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                       CENTURY
                                       S&P 500        SMALL CAP          TOTAL        MAINSTAY VP      INCOME &
                                       INDEX--         GROWTH--        RETURN--         VALUE--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    ------------------------------------------------------------------------------
Purchases.........................     $ 12,814        $  3,439         $  2,426        $  3,967       $  1,078
Proceeds from sales...............        3,660             346            1,604           2,371            523

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                     MAINSTAY VP
                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP         MID CAP
    GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--         VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
         1,815            7,518          1,336            1,091           1,682           1,887
      $ 19,937         $ 68,479       $ 15,001         $ 11,001        $ 15,276        $ 18,185

                     MAINSTAY VP
     MAINSTAY VP     EAGLE ASSET        ALGER             ALGER           AMERICAN
    DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
       COMPANY         GROWTH         LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--    VALUE--
    INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
    ---------------------------------------------------------------------------------------------------------------
           695            1,530               2             1,512                1               1              25
       $ 6,761         $ 17,555        $     50          $ 23,097         $     12        $      6        $    166

                     MAINSTAY VP
                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP         MID CAP
    GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--         VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
      $  1,293         $  6,853       $  4,546         $  2,941        $  4,107        $  3,374
         1,678            6,170            729              184             362             396

                     MAINSTAY VP
     MAINSTAY VP     EAGLE ASSET        ALGER             ALGER           AMERICAN
    DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
       COMPANY         GROWTH         LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--    VALUE--
    INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
    ---------------------------------------------------------------------------------------------------------------
      $  1,761         $  1,869        $    222          $  3,154         $     13        $    383        $      6
           412              823             216             2,611                1             594               2

--------------------------------------------------------------------------------


                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................         1,955                667                  5              4,257              1,788
Identified cost...................      $  3,453           $  5,362           $    155           $ 95,321           $ 39,964

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)             MFS(R)
                                        GROWTH--            TRUST            DISCOVERY           RESEARCH          UTILITIES
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           SERIES--
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................         3,743                  3                  2                 --                 --
Identified cost...................      $128,153           $     56           $     32           $     --           $      4

  Investment activity for the six months ended June 30, 2004, was as follows:

                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................      $    378           $  2,308           $     54           $  7,222           $  5,865
Proceeds from sales...............           218                712                  3              1,674              1,598

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)             MFS(R)
                                        GROWTH--            TRUST            DISCOVERY           RESEARCH          UTILITIES
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           SERIES--
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................      $  5,202           $      1           $     12           $     --           $     --
Proceeds from sales...............         3,171                  1                 --                 --                 --

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                           JANUS ASPEN
                                       FIDELITY(R)                                        JANUS ASPEN         SERIES
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP
         VIP              VIP           INVESTMENT          VIP              VIP           BALANCED--        GROWTH--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
              9                7                2               50               23            4,201                4
       $    248         $    893         $     26         $  1,179         $    365         $ 98,474         $     86

                                                                            VAN KAMPEN   VAN KAMPEN
                                                                               UIF          UIF
    NEUBERGER       T. ROWE         T. ROWE        VAN ECK                   EMERGING     EMERGING     VAN KAMPEN
    BERMAN AMT       PRICE           PRICE        WORLDWIDE     VAN ECK      MARKETS      MARKETS       UIF U.S.
     MID-CAP     EQUITY INCOME    LIMITED-TERM    ABSOLUTE     WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
      GROWTH       PORTFOLIO     BOND PORTFOLIO    RETURN     HARD ASSETS    CLASS I      CLASS I        CLASS I
    ---------------------------------------------------------------------------------------------------------------
            4         1,283               32             1            1             2        1,949            --
     $     59      $ 23,949         $    166      $     12     $     17      $     18     $ 13,980      $      6

                                                                                                           JANUS ASPEN
                                       FIDELITY(R)                                        JANUS ASPEN         SERIES
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP
         VIP              VIP           INVESTMENT          VIP              VIP           BALANCED--        GROWTH--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
       $     27         $    843         $      8         $    969         $    265         $  5,285         $    223
              2              546               67              376              415            3,690              163

                                                                            VAN KAMPEN   VAN KAMPEN
                                                                               UIF          UIF
    NEUBERGER       T. ROWE         T. ROWE        VAN ECK                   EMERGING     EMERGING     VAN KAMPEN
    BERMAN AMT       PRICE           PRICE        WORLDWIDE     VAN ECK      MARKETS      MARKETS       UIF U.S.
     MID-CAP     EQUITY INCOME    LIMITED-TERM    ABSOLUTE     WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
      GROWTH       PORTFOLIO     BOND PORTFOLIO    RETURN     HARD ASSETS    CLASS I      CLASS I        CLASS I
    ---------------------------------------------------------------------------------------------------------------
     $     24      $  5,536         $      4      $     13     $    442      $     --     $  2,156      $    195
            2           547              109             1          429            --        1,386           175

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for premium taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an alternative cash surrender value, the mortality and expense risk is increased by .30% in policy years 1-10.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                   BOND--                CAPITAL APPRECIATION--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2004           2003           2004           2003
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................         55            150            846          2,147
Units redeemed.........................        (66)          (153)          (910)        (1,850)
                                           -------        -------        -------        -------
  Net increase (decrease)..............        (11)            (3)           (64)           297
                                           =======        =======        =======        =======
GROUP 2 POLICIES
Units issued...........................         92            193            967          2,432
Units redeemed.........................        (44)          (103)          (563)        (1,260)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         48             90            404          1,172
                                           =======        =======        =======        =======
GROUP 3 POLICIES
Units issued...........................         13             22              6              7
Units redeemed.........................         (1)            (1)            (1)            (1)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         12             21              5              6
                                           =======        =======        =======        =======
GROUP 4 POLICIES
Units issued...........................         69            132            106            161
Units redeemed.........................        (21)           (39)           (25)           (33)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         48             93             81            128
                                           =======        =======        =======        =======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
        2,806          9,971            212            513             53            119             43            104
       (1,074)       (16,117)          (210)          (465)           (28)           (68)           (70)          (192)
      -------        -------        -------        -------        -------        -------        -------        -------
        1,732         (6,146)             2             48             25             51            (27)           (88)
      =======        =======        =======        =======        =======        =======        =======        =======
        2,172          5,365            368            960            158            365             61            151
       (3,232)        (5,594)          (225)          (534)           (88)          (155)           (78)          (130)
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,060)          (229)           143            426             70            210            (17)            21
      =======        =======        =======        =======        =======        =======        =======        =======
        2,289          3,768              7              3              1              9              3              6
         (408)        (5,115)            (1)            (2)            --             (1)            (1)            (3)
      -------        -------        -------        -------        -------        -------        -------        -------
        1,881         (1,347)             6              1              1              8              2              3
      =======        =======        =======        =======        =======        =======        =======        =======
        1,964          2,975             90            131            100            136             46            126
       (1,698)        (2,038)           (17)           (24)           (15)           (18)           (15)           (33)
      -------        -------        -------        -------        -------        -------        -------        -------
          266            937             73            107             85            118             31             93
      =======        =======        =======        =======        =======        =======        =======        =======

--------------------------------------------------------------------------------



                                                 MAINSTAY VP                   MAINSTAY VP
                                                 HIGH YIELD                   INTERNATIONAL
                                              CORPORATE BOND--                  EQUITY--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2004           2003           2004           2003
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       127            565            161            140
Units redeemed.........................      (290)          (307)           (37)           (78)
                                            -----          -----          -----          -----
  Net increase (decrease)..............      (163)           258            124             62
                                            =====          =====          =====          =====
GROUP 2 POLICIES
Units issued...........................       221            467            141            149
Units redeemed.........................       (78)          (121)           (36)           (33)
                                            -----          -----          -----          -----
  Net increase (decrease)..............       143            346            105            116
                                            =====          =====          =====          =====
GROUP 3 POLICIES
Units issued...........................        20             10             --             --
Units redeemed.........................        (3)            (7)            --             --
                                            -----          -----          -----          -----
  Net increase (decrease)..............        17              3             --             --
                                            =====          =====          =====          =====
GROUP 4 POLICIES
Units issued...........................       194            212             70             43
Units redeemed.........................       (30)           (29)            (8)            (5)
                                            -----          -----          -----          -----
  Net increase (decrease)..............       164            183             62             38
                                            =====          =====          =====          =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
         127             97            154            254            134            164            410          1,065
          (9)           (14)           (18)           (22)           (32)           (44)          (364)          (841)
       -----          -----          -----          -----          -----          -----          -----          -----
         118             83            136            232            102            120             46            224
       =====          =====          =====          =====          =====          =====          =====          =====
          76             85            145            237            114            225            878          2,186
         (12)           (16)           (25)           (33)           (32)           (54)          (453)          (885)
       -----          -----          -----          -----          -----          -----          -----          -----
          64             69            120            204             82            171            425          1,301
       =====          =====          =====          =====          =====          =====          =====          =====
          --             --             --             --             --             --             57             55
          --             --             --             --             --             --             (3)           (16)
       -----          -----          -----          -----          -----          -----          -----          -----
          --             --             --             --             --             --             54             39
       =====          =====          =====          =====          =====          =====          =====          =====
          67             47            132             99            108            137            428            487
          (8)            (7)           (18)           (13)           (17)           (24)           (63)           (80)
       -----          -----          -----          -----          -----          -----          -----          -----
          59             40            114             86             91            113            365            407
       =====          =====          =====          =====          =====          =====          =====          =====

--------------------------------------------------------------------------------



                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                   GROWTH--                     TOTAL RETURN--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2004            2003            2004            2003
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       115             211             170             404
Units redeemed.........................       (18)            (23)           (193)           (443)
                                             ----            ----            ----            ----
  Net increase (decrease)..............        97             188             (23)            (39)
                                             ====            ====            ====            ====
GROUP 2 POLICIES
Units issued...........................       140             254             172             390
Units redeemed.........................       (32)            (41)            (84)           (175)
                                             ----            ----            ----            ----
  Net increase (decrease)..............       108             213              88             215
                                             ====            ====            ====            ====
GROUP 3 POLICIES
Units issued...........................        --              --              13              --
Units redeemed.........................        --              --              --              --
                                             ----            ----            ----            ----
  Net increase (decrease)..............        --              --              13              --
                                             ====            ====            ====            ====
GROUP 4 POLICIES
Units issued...........................       110             105              53              56
Units redeemed.........................       (17)            (15)             (8)            (12)
                                             ----            ----            ----            ----
  Net increase (decrease)..............        93              90              45              44
                                             ====            ====            ====            ====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
               VALUE--                    INCOME & GROWTH--                    VALUE--                     GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2004            2003            2004            2003            2004            2003            2004            2003
    -----------------------------------------------------------------------------------------------------------------------------
         172             401              17              62              40              53              91             105
        (176)           (365)             (4)             (9)             (8)            (20)            (20)            (49)
        ----            ----            ----            ----            ----            ----            ----            ----
          (4)             36              13              53              32              33              71              56
        ====            ====            ====            ====            ====            ====            ====            ====
         174             435              56             116              93             154             185             465
         (91)           (176)            (24)            (48)            (30)            (54)           (153)           (220)
        ----            ----            ----            ----            ----            ----            ----            ----
          83             259              32              68              63             100              32             245
        ====            ====            ====            ====            ====            ====            ====            ====
          16              47               9              33               2               5              --               8
         (28)             (9)            (19)             (1)             --              --              --              (1)
        ----            ----            ----            ----            ----            ----            ----            ----
         (12)             38             (10)             32               2               5              --               7
        ====            ====            ====            ====            ====            ====            ====            ====
         112             135              26              26              39              33              39              54
         (18)            (26)             (4)             (5)             (4)             (4)             (9)            (11)
        ----            ----            ----            ----            ----            ----            ----            ----
          94             109              22              21              35              29              30              43
        ====            ====            ====            ====            ====            ====            ====            ====

--------------------------------------------------------------------------------


                                                                 ALGER           AMERICAN
                                         ALGER AMERICAN        AMERICAN         CENTURY VP       AMERICAN
                                            LEVERAGED            SMALL          INFLATION       CENTURY VP
                                            ALL CAP--      CAPITALIZATION--    PROTECTION--   INTERNATIONAL--
                                         CLASS O SHARES     CLASS O SHARES       CLASS II        CLASS II
                                         ---------------   -----------------   ------------   ---------------
                                          2004     2003     2004      2003       2004(g)       2004     2003
                                         --------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --      135       407           --          --       --
Units redeemed.........................      --       --     (155)     (218)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --      (20)      189           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 2 POLICIES
Units issued...........................      --       --      207       486           --          --       --
Units redeemed.........................      --       --     (132)     (248)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --       75       238           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 3 POLICIES
Units issued...........................       1        3        7        78            1          --       17
Units redeemed.........................      --       --      (49)       (2)          --         (17)      --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............       1        3      (42)       76            1         (17)      17
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 4 POLICIES
Units issued...........................      --       --       61        33           --          --       --
Units redeemed.........................      --       --       (6)       (5)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --       55        28           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



       AMERICAN                           DREYFUS IP        DREYFUS VIF        FIDELITY(R)
      CENTURY VP          CALVERT         TECHNOLOGY         DEVELOPING            VIP
        VALUE--           SOCIAL           GROWTH--          LEADERS--       CONTRAFUND(R)--
       CLASS II          BALANCED       INITIAL SHARES     INITIAL SHARES     INITIAL CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004    2003(a)    2004     2003
    ----------------------------------------------------------------------------------------
        --       --        8       25       78      141       --       --       282      638
        --       --       (6)     (26)      (9)     (10)      --       --      (208)    (461)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --        2       (1)      69      131       --       --        74      177
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       20       47       58      136       --       --       393      919
        --       --      (14)     (40)     (15)     (20)      --       --      (189)    (417)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --        6        7       43      116       --       --       204      502
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       15       --       --        2        2        3       11        25       38
        --       --       --       --       --       --       --       --        (1)      (2)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       15       --       --        2        2        3       11        24       36
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       10       13       60       55       --       --       157      199
        --       --       (2)      (2)     (11)      (9)      --       --       (30)     (40)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --        8       11       49       46       --       --       127      159
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                  FIDELITY(R)
                                                      VIP                         FIDELITY(R)
                                                EQUITY-INCOME--                  VIP GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2004            2003            2004            2003
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        180             288              --              --
Units redeemed.........................        (77)           (210)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        103              78              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        170             397              --              --
Units redeemed.........................        (75)           (140)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         95             257              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         16              63               3              14
Units redeemed.........................        (58)             (3)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        (42)             60               3              14
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        125             110              --              --
Units redeemed.........................        (16)            (19)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        109              91              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2004     2003     2004     2003     2004     2003     2004     2003      2004        2003
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       185         419
        --       --       --       --       --       --       --       --      (281)       (342)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (96)         77
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       537       1,299
        --       --       --       --       --       --       --       --      (377)       (701)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       160         598
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        29       53       --        4       46       11        4       46        11          14
        (2)      (2)      (6)      --       (2)      (5)     (17)      (1)       (2)         (3)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        27       51       (6)       4       44        6      (13)      45         9          11
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       142         270
        --       --       --       --       --       --       --       --       (37)        (67)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       105         203
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------



                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE           INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INITIAL CLASS
                                         ---------------------   ---------------------   --------------
                                           2004        2003        2004        2003       2004    2003
                                         --------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         308         816         --      --
Units redeemed.........................       --          --        (352)       (753)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         (44)         63         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 2 POLICIES
Units issued...........................       --          --         696       1,836         --      --
Units redeemed.........................       --          --        (482)     (1,003)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         214         833         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 3 POLICIES
Units issued...........................       20           2           4           3         --      --
Units redeemed.........................      (15)         --          --          (1)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............        5           2           4           2         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 4 POLICIES
Units issued...........................       --          --          89         126         --      --
Units redeemed.........................       --          --         (19)        (26)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --          70         100         --      --
                                          ======      ======      ======      ======     ======   =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


        MFS(R)          MFS(R)            MFS(R)           NEUBERGER                         T. ROWE PRICE
    NEW DISCOVERY      RESEARCH         UTILITIES         BERMAN AMT       T. ROWE PRICE     LIMITED-TERM
       SERIES--        SERIES--          SERIES--           MID-CAP        EQUITY INCOME         BOND
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS         GROWTH           PORTFOLIO         PORTFOLIO
    --------------   -------------   ----------------   ---------------   ---------------   ---------------
    2004   2003(d)      2004(f)       2004    2003(a)    2004     2003     2004     2003     2004     2003
    -------------------------------------------------------------------------------------------------------
     --       --           --            --       --        --       --      182      196       --       --
     --       --           --            --       --        --       --      (20)     (48)      --       --
    ----    ----         ----        ------   ------    ------   ------   ------   ------   ------   ------
     --       --           --            --       --        --       --      162      148       --       --
    ====    ====         ====        ======   ======    ======   ======   ======   ======   ======   ======
     --       --           --            --       --        --       --      192      432       --       --
     --       --           --            --       --        --       --      (65)    (120)      --       --
    ----    ----         ----        ------   ------    ------   ------   ------   ------   ------   ------
     --       --           --            --       --        --       --      127      312       --       --
    ====    ====         ====        ======   ======    ======   ======   ======   ======   ======   ======
      1        2           --            --       --         2        3       10       37       --       18
     --       --           --            --       --        --       --      (12)      (8)      (9)      (1)
    ----    ----         ----        ------   ------    ------   ------   ------   ------   ------   ------
      1        2           --            --       --         2        3       (2)      29       (9)      17
    ====    ====         ====        ======   ======    ======   ======   ======   ======   ======   ======
     --       --           --            --       --        --       --      132      154       --       --
     --       --           --            --       --        --       --      (20)     (26)      --       --
    ----    ----         ----        ------   ------    ------   ------   ------   ------   ------   ------
     --       --           --            --       --        --       --      112      128       --       --
    ====    ====         ====        ======   ======    ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                                      VAN KAMPEN           VAN KAMPEN            VAN KAMPEN
                                  VAN ECK                            UIF EMERGING         UIF EMERGING            UIF U.S.
                                 WORLDWIDE        VAN ECK              MARKETS               MARKETS                REAL
                                 ABSOLUTE        WORLDWIDE              DEBT--              EQUITY--              ESTATE--
                                  RETURN        HARD ASSETS            CLASS I               CLASS I              CLASS I
                                 ---------   ------------------   ------------------   -------------------   ------------------
                                  2004(g)      2004     2003(e)     2004     2003(b)     2004       2003       2004     2003(c)
                                 ----------------------------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...................       --          --        --         --        --         89        215         --        --
Units redeemed.................       --          --        --         --        --        (55)      (120)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         34         95         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 2 POLICIES
Units issued...................       --          --        --         --        --         66        221         --        --
Units redeemed.................       --          --        --         --        --        (58)       (86)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --          8        135         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 3 POLICIES
Units issued...................        1           1        --         --         2          3         --         --        --
Units redeemed.................       --          --        --         --        --         --         --         --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......        1           1        --         --         2          3         --         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 4 POLICIES
Units issued...................       --          --        --         --        --         31         26         --        --
Units redeemed.................       --          --        --         --        --         (8)        (5)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         23         21         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2004 and December 31, 2003, 2002, 2001, 2000 and 1999:


                                                                             MAINSTAY VP
                                                                         BOND--INITIAL CLASS
                                                       -------------------------------------------------------
                                                        2004      2003      2002      2001      2000     1999
                                                       -------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $14,176   $14,432   $13,958   $12,184   $8,626   $7,108
Units Outstanding..................................        779       790       793       753      578      520
Variable Accumulation Unit Value...................    $ 18.19   $ 18.26   $ 17.59   $ 16.18   $14.91   $13.68
Total Return.......................................      (0.4%)     3.8%      8.7%      8.5%     9.0%    (2.2%)
Investment Income Ratio............................         --      4.1%      4.6%      5.4%

GROUP 2 POLICIES(b)
Net Assets.........................................    $ 9,107   $ 8,491   $ 6,999   $ 3,868   $  597   $   89
Units Outstanding..................................        678       630       540       325       55        1
Variable Accumulation Unit Value...................    $ 13.44   $ 13.48   $ 12.96   $ 11.89   $10.94   $10.01
Total Return.......................................      (0.3%)     4.0%      9.0%      8.7%     9.3%     0.1%
Investment Income Ratio............................         --      4.3%      5.7%      9.6%

GROUP 3 POLICIES
Net Assets.........................................    $   428   $   292   $    55   $     7   $   --   $   --
Units Outstanding..................................         37        25         5         1       --       --
Variable Accumulation Unit Value...................    $ 11.48   $ 11.48   $ 10.99   $ 10.04   $   --   $   --
Total Return.......................................         --      4.5%      9.5%      0.4%       --       --
Investment Income Ratio............................         --      5.2%      6.3%     53.8%

GROUP 4 POLICIES
Net Assets.........................................    $ 2,154   $ 1,614   $   552   $    --   $   --   $   --
Units Outstanding..................................        192       144        52        --       --       --
Variable Accumulation Unit Value...................    $ 11.20   $ 11.20   $ 10.72   $    --   $   --   $   --
Total Return.......................................         --      4.5%      7.2%        --       --       --
Investment Income Ratio............................         --      5.4%     16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MainStay VP                                MainStay VP
                  Capital Appreciation--Initial Class                  Cash Management
    ---------------------------------------------------------------   -----------------
      2004       2003       2002       2001       2000       1999      2004      2003
    -----------------------------------------------------------------------------------
    $171,160   $171,100   $131,204   $185,293   $225,952   $246,982   $19,260   $16,841
       8,963      9,027      8,730      8,468      7,873      7,630    13,736    12,004
    $  19.10   $  18.95   $  15.03   $  21.88   $  28.70   $  32.37   $  1.40   $  1.40
        0.8%      26.1%     (31.4%)    (23.8%)    (11.3%)     24.5%     (0.1%)       --
          --       0.2%       0.1%       0.1%                            0.3%      0.7%

    $ 50,184   $ 46,871   $ 30,458   $ 29,631   $ 15,454   $    848   $12,466   $13,640
       6,957      6,553      5,381      3,603      1,436         70    11,219    12,279
    $   7.21   $   7.15   $   5.66   $   8.22   $  10.76   $  12.12   $  1.11   $  1.11
        0.9%      26.4%     (31.2%)    (23.6%)    (11.2%)     21.2%        --      0.2%
          --       0.2%       0.1%       0.1%                            0.3%      0.7%

    $    220   $    171   $     89   $     72   $     --   $     --   $ 3,632   $ 1,680
          24         19         13          7         --         --     3,508     1,627
    $   9.15   $   9.05   $   7.12   $  10.30   $     --   $     --   $  1.04   $  1.03
        1.1%      27.0%     (30.9%)      3.0%         --         --      0.3%      0.7%
          --       0.3%       0.1%       0.3%                           (0.3%)     0.7%

    $  2,717   $  1,868   $    443   $     --   $     --   $     --   $ 2,708   $ 2,431
         265        184         55         --         --         --     2,665     2,399
    $  10.26   $  10.15   $   7.99   $     --   $     --   $     --   $  1.02   $  1.01
        1.1%      27.0%     (20.1%)        --         --         --      0.3%      0.7%
          --       0.3%       0.3%         --                            0.3%      0.6%


                  MainStay VP
                Cash Management
     -------------------------------------
      2002      2001      2000      1999
     -------------------------------------
     $25,473   $46,014   $40,729   $22,448
      18,149    32,996    30,117    17,483
     $  1.40   $  1.39   $  1.35   $  1.28
        0.6%      3.0%      5.5%      4.1%
        1.4%      3.7%
     $13,871   $12,365   $ 3,264   $   270
      12,508    11,244     3,067       268
     $  1.11   $  1.10   $  1.06   $  1.01
        0.8%      3.8%      5.0%      1.0%
        1.3%      3.4%
     $ 3,050   $   523   $    --   $    --
       2,974       517        --        --
     $  1.03   $  1.01   $    --   $    --
        2.0%      1.0%        --        --
        1.2%      2.1%
     $ 1,472   $    --   $    --   $    --
       1,462        --        --        --
     $  1.01   $    --   $    --   $    --
        1.0%        --        --        --
        1.0%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                            MainStay VP
                                                                    Common Stock--Initial Class
                                                     ---------------------------------------------------------
                                                      2004      2003      2002      2001      2000      1999
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $61,586   $60,036   $46,902   $60,962   $69,704   $63,942
Units Outstanding..................................    2,452     2,450     2,402     2,348     2,211     1,947
Variable Accumulation Unit Value...................  $ 25.12   $ 24.50   $ 19.53   $ 25.96   $ 31.53   $ 32.85
Total Return.......................................     2.5%     25.5%    (24.8%)   (17.7%)    (4.0%)    29.1%
Investment Income Ratio............................       --      1.1%      0.9%      0.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $27,765   $25,743   $17,351   $15,533   $ 7,403   $   322
Units Outstanding..................................    2,937     2,794     2,368     1,598       628        26
Variable Accumulation Unit Value...................  $  9.45   $  9.21   $  7.33   $  9.72   $ 11.78   $ 12.25
Total Return.......................................     2.6%     25.7%    (24.6%)   (17.5%)    (3.8%)    22.5%
Investment Income Ratio............................       --      1.2%      1.1%      1.0%

GROUP 3 POLICIES
Net Assets.........................................  $   246   $   181   $   135   $   178   $    --   $    --
Units Outstanding..................................       26        20        18        18        --        --
Variable Accumulation Unit Value...................  $  9.50   $  9.24   $  7.31   $  9.65   $    --   $    --
Total Return.......................................     2.9%     26.4%    (24.2%)    (3.5%)       --        --
Investment Income Ratio............................       --      1.5%      0.9%      1.8%

GROUP 4 POLICIES
Net Assets.........................................  $ 2,507   $ 1,665   $   429   $    --   $    --   $    --
Units Outstanding..................................      231       158        51        --        --        --
Variable Accumulation Unit Value...................  $ 10.87   $ 10.57   $  8.36   $    --   $    --   $    --
Total Return.......................................     2.9%     26.4%    (16.4%)       --        --        --
Investment Income Ratio............................       --      1.5%      3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                         MAINSTAY VP                                             MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                               GOVERNMENT--INITIAL CLASS
    -----------------------------------------------------   ------------------------------------------------------
     2004      2003      2002     2001     2000     1999     2004      2003      2002      2001     2000     1999
    --------------------------------------------------------------------------------------------------------------
    $ 9,885   $ 9,403   $7,003   $6,864   $4,815   $3,291   $11,572   $12,095   $13,456   $8,224   $4,168   $3,255
        560       535      484      434      295      190       677       704       792      528      284      270
    $ 17.64   $ 17.58   $14.48   $15.83   $16.30   $17.28   $ 17.09   $ 17.18   $ 16.98   $15.57   $14.70   $13.19
       0.4%     21.4%    (8.5%)   (2.9%)   (5.7%)   40.9%     (0.5%)     1.2%      9.1%     5.9%    11.4%    (2.4%)
         --      2.5%     2.9%     4.1%                          --      4.3%      3.8%     5.5%

    $15,613   $14,680   $9,942   $7,252   $2,692   $   83   $ 5,694   $ 5,949   $ 5,589   $2,237   $  150   $    9
      1,261     1,191      981      656      237        7       434       451       429      188       13        1
    $ 12.39   $ 12.33   $10.14   $11.06   $11.36   $12.02   $ 13.13   $ 13.19   $ 13.01   $11.91   $11.22   $10.05
       0.5%     21.6%    (8.3%)   (2.6%)   (5.5%)   20.2%     (0.4%)     1.4%      9.3%     6.1%    11.6%     0.5%
         --      2.5%     3.3%     5.2%                          --      4.3%      4.3%     8.7%

    $   223   $   209   $   94   $   52   $   --   $   --   $   148   $   120   $    90   $   --   $   --   $   --
         19        18       10        5       --       --        13        11         8       --       --       --
    $ 11.65   $ 11.57   $ 9.46   $10.28   $   --   $   --   $ 11.06   $ 11.08   $ 10.88   $   --   $   --   $   --
       0.7%     22.2%    (8.1%)    2.8%       --       --     (0.2%)     1.9%      8.8%       --       --       --
         --      2.8%     3.6%    11.9%                          --      4.5%      4.4%       --

    $ 2,793   $ 1,791   $  336   $   --   $   --   $   --   $ 1,989   $ 1,656   $   631   $   --   $   --   $   --
        238       153       35       --       --       --       183       152        59       --       --       --
    $ 11.76   $ 11.67   $ 9.55   $   --   $   --   $   --   $ 10.85   $ 10.87   $ 10.67   $   --   $   --   $   --
       0.7%     22.2%    (4.5%)      --       --       --     (0.2%)     1.9%      6.7%       --       --       --
         --      3.5%    10.0%       --                          --      5.9%     10.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                      MainStay VP High Yield
                                                                   Corporate Bond--Initial Class
                                                     ---------------------------------------------------------
                                                      2004      2003      2002      2001      2000      1999
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $45,028   $47,585   $30,983   $29,909   $26,361   $25,846
Units Outstanding..................................    2,016     2,179     1,921     1,879     1,726     1,581
Variable Accumulation Unit Value...................  $ 22.33   $ 21.84   $ 16.13   $ 15.92   $ 15.28   $ 16.35
Total Return.......................................     2.3%     35.4%      1.2%      4.2%     (6.5%)    12.1%
Investment Income Ratio............................       --      8.3%     10.7%     12.0%

GROUP 2 POLICIES(b)
Net Assets.........................................  $20,806   $18,335   $ 9,959   $ 5,199   $ 1,398   $    90
Units Outstanding..................................    1,457     1,314       969       514       144         9
Variable Accumulation Unit Value...................  $ 14.28   $ 13.95   $ 10.28   $ 10.12   $  9.70   $ 10.36
Total Return.......................................     2.4%     35.7%      1.6%      4.3%     (6.4%)     3.6%
Investment Income Ratio............................       --      8.6%     12.7%     16.0%

GROUP 3 POLICIES
Net Assets.........................................  $   664   $   411   $   271   $   234   $    --   $    --
Units Outstanding..................................       46        29        26        23        --        --
Variable Accumulation Unit Value...................  $ 14.37   $ 14.00   $ 10.27   $ 10.06   $    --   $    --
Total Return.......................................     2.6%     36.4%      2.1%      0.6%        --        --
Investment Income Ratio............................       --      7.6%     11.3%    101.5%

GROUP 4 POLICIES
Net Assets.........................................  $ 5,953   $ 3,601   $   851   $    --   $    --   $    --
Units Outstanding..................................      434       270        87        --        --        --
Variable Accumulation Unit Value...................  $ 13.71   $ 13.36   $  9.79   $    --   $    --   $    --
Total Return.......................................     2.6%     36.4%     (2.1%)       --        --        --
Investment Income Ratio............................       --     11.0%     29.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                         MAINSTAY VP                                    MAINSTAY VP
             INTERNATIONAL EQUITY--INITIAL CLASS                MID CAP CORE--INITIAL CLASS
    ------------------------------------------------------   ----------------------------------
     2004      2003     2002     2001      2000      1999     2004     2003     2002      2001
    -------------------------------------------------------------------------------------------
    $10,877   $8,605   $5,894   $ 5,424   $ 6,250   $6,511   $8,931   $7,136   $ 4,625   $4,832
        657      533      471       412       405      343      772      654       570      515
    $ 16.56   $16.15   $12.51   $ 13.18   $ 15.44   $18.97   $11.56   $10.91   $  8.11   $ 9.38
       2.6%    29.1%    (5.1%)   (14.6%)   (18.6%)   27.1%     6.0%    34.6%    (13.5%)   (6.2%)
         --     2.0%     1.4%      1.3%                          --     0.5%      0.3%     0.3%

    $ 4,469   $3,310   $1,670   $ 1,038   $   650   $   14   $2,498   $1,640   $   653   $  160
        439      334      218       129        69        1      213      149        80       17
    $ 10.18   $ 9.92   $ 7.67   $  8.06   $  9.42   $11.56   $11.71   $11.04   $  8.19   $ 9.45
       2.7%    29.4%    (4.7%)   (14.4%)   (18.5%)   15.6%     6.1%    34.8%    (13.4%)   (5.5%)
         --     2.3%     1.7%      1.5%                          --     0.6%      0.4%     1.0%

    $    --   $   --   $   --   $    --   $    --   $   --   $   --   $   --   $    --   $   --
         --       --       --        --        --       --       --       --        --       --
    $    --   $   --   $   --   $    --   $    --   $   --   $   --   $   --   $    --   $   --
         --       --       --        --        --       --       --       --        --       --
         --       --       --        --                          --       --        --       --

    $ 1,306   $  526   $   59   $    --   $    --   $   --   $1,334   $  566   $    73   $   --
        106       44        6        --        --       --      108       49         9       --
    $ 12.31   $11.96   $ 9.20   $    --   $    --   $   --   $12.37   $11.63   $  8.58   $   --
       2.9%    30.0%    (8.0%)       --        --       --     6.3%    35.5%    (14.2%)      --
         --     3.4%     5.6%        --                          --     0.8%      1.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                  MAINSTAY VP                           MAINSTAY VP
                                         MID CAP GROWTH--INITIAL CLASS         MID CAP VALUE--INITIAL CLASS
                                       ----------------------------------   -----------------------------------
                                        2004     2003     2002      2001     2004      2003     2002      2001
                                       ------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $9,138   $7,461   $ 3,688   $4,730   $11,452   $9,718   $ 6,585   $5,620
Units Outstanding....................     938      802       570      518     1,009      907       787      570
Variable Accumulation Unit Value.....  $ 9.74   $ 9.30   $  6.47   $ 9.12   $ 11.36   $10.72   $  8.37   $ 9.86
Total Return.........................    4.7%    43.8%    (29.1%)   (8.8%)     6.0%    28.1%    (15.1%)   (1.4%)
Investment Income Ratio..............      --       --        --       --        --     1.1%      1.1%     1.1%

GROUP 2 POLICIES(b)
Net Assets...........................  $4,900   $3,517   $ 1,074   $  344   $ 6,914   $5,632   $ 2,954   $  962
Units Outstanding....................     483      363       160       36       605      523       352       97
Variable Accumulation Unit Value.....  $10.14   $ 9.68   $  6.72   $ 9.46   $ 11.42   $10.76   $  8.39   $ 9.87
Total Return.........................    4.8%    44.1%    (28.9%)   (5.4%)     6.1%    28.3%    (15.0%)   (1.3%)
Investment Income Ratio..............      --       --        --       --        --     1.2%      1.4%     3.0%

GROUP 3 POLICIES
Net Assets...........................  $   --   $   --   $    --   $   --   $    --   $   --   $    --   $   --
Units Outstanding....................      --       --        --       --        --       --        --       --
Variable Accumulation Unit Value.....  $   --   $   --   $    --   $   --   $    --   $   --   $    --   $   --
Total Return.........................      --       --        --       --        --       --        --       --
Investment Income Ratio..............      --       --        --       --        --       --        --       --

GROUP 4 POLICIES
Net Assets...........................  $2,668   $1,304   $   256   $   --   $ 2,979   $1,814   $   458   $   --
Units Outstanding....................     234      120        34       --       258      167        54       --
Variable Accumulation Unit Value.....  $11.40   $10.85   $  7.50   $   --   $ 11.53   $10.84   $  8.41   $   --
Total Return.........................    5.0%    44.8%    (25.0%)      --      6.3%    29.0%    (15.9%)      --
Investment Income Ratio..............      --       --        --       --        --     1.5%      3.4%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                             MAINSTAY VP                                        MAINSTAY VP
                     S&P 500 INDEX--INITIAL CLASS                     SMALL CAP GROWTH--INITIAL CLASS
    --------------------------------------------------------------   ----------------------------------
      2004       2003      2002       2001       2000       1999      2004     2003     2002      2001
    ---------------------------------------------------------------------------------------------------
    $138,489   $133,315   $99,916   $121,766   $120,772   $118,869   $9,251   $8,132   $ 4,477   $5,104
       4,936      4,890     4,665      4,392      3,800      3,369      928      831       644      536
    $  28.06   $  27.26   $ 21.42   $  27.73   $  31.77   $  35.28   $ 9.96   $ 9.78   $  6.95   $ 9.51
        2.9%      27.3%    (22.8%)    (12.7%)     (9.9%)     19.8%     1.9%    40.7%    (26.9%)   (4.9%)
          --       1.4%      1.3%       1.1%                             --       --        --       --

    $ 62,378   $ 56,757   $35,382   $ 29,324   $ 14,201   $  2,016   $5,352   $4,170   $ 1,442   $  385
       6,780      6,355     5,053      3,241      1,373        176      523      415       202       40
    $   9.20   $   8.93   $  7.00   $   9.05   $  10.35   $  11.47   $10.24   $10.04   $  7.12   $ 9.73
        3.0%      27.6%    (22.6%)    (12.6%)     (9.8%)     14.7%     2.0%    41.0%    (26.8%)   (2.7%)
          --       1.5%      1.5%       1.4%                             --       --        --       --

    $    992   $    410   $     9   $     --   $     --   $     --   $   --   $   --   $    --   $   --
          95         41         1         --         --         --       --       --        --       --
    $  10.39   $  10.06   $  7.85   $     --   $     --   $     --   $   --   $   --   $    --   $   --
        3.3%      28.2%    (21.5%)        --         --         --       --       --        --       --
          --       3.1%      3.1%         --                             --       --        --       --

    $ 11,245   $  6,886   $ 1,890   $     --   $     --   $     --   $2,463   $1,337   $   209   $   --
         994        629       221         --         --         --      208      115        26       --
    $  11.31   $  10.95   $  8.54   $     --   $     --   $     --   $11.84   $11.58   $  8.17   $   --
        3.3%      28.2%    (14.6%)        --         --         --     2.2%    41.7%    (18.3%)      --
          --       2.0%      4.4%         --                             --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                            MainStay VP
                                                                    Total Return--Initial Class
                                                     ---------------------------------------------------------
                                                      2004      2003      2002      2001      2000      1999
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $42,489   $42,609   $36,510   $43,693   $46,997   $48,176
Units Outstanding..................................    2,152     2,175     2,215     2,197     2,095     2,040
Variable Accumulation Unit Value...................  $ 19.74   $ 19.59   $ 16.48   $ 19.89   $ 22.43   $ 23.62
Total Return.......................................     0.8%     18.8%    (17.0%)   (11.3%)    (5.0%)    16.2%
Investment Income Ratio............................       --      1.9%      2.5%      2.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $12,560   $11,610   $ 8,019   $ 6,514   $ 2,178   $   102
Units Outstanding..................................    1,302     1,214       998       673       200         9
Variable Accumulation Unit Value...................  $  9.65   $  9.57   $  8.03   $  9.68   $ 10.89   $ 11.44
Total Return.......................................     0.9%     19.1%    (16.9%)   (11.1%)    (4.8%)    14.4%
Investment Income Ratio............................       --      2.1%      2.9%      4.0%

GROUP 3 POLICIES
Net Assets.........................................  $   132   $     3   $     1   $    --   $    --   $    --
Units Outstanding..................................       13        --        --        --        --        --
Variable Accumulation Unit Value...................  $ 10.35   $ 10.23   $  8.55   $    --   $    --   $    --
Total Return.......................................     1.1%     19.7%    (14.5%)       --        --        --
Investment Income Ratio............................       --      2.2%      1.0%        --

GROUP 4 POLICIES
Net Assets.........................................  $ 1,411   $   914   $   362   $    --   $    --   $    --
Units Outstanding..................................      129        84        40        --        --        --
Variable Accumulation Unit Value...................  $ 10.96   $ 10.84   $  9.06   $    --   $    --   $    --
Total Return.......................................     1.1%     19.7%     (9.4%)       --        --        --
Investment Income Ratio............................       --      2.5%     13.3%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                     MAINSTAY VP
                           MAINSTAY VP                                            AMERICAN CENTURY
                      VALUE--INITIAL CLASS                                 INCOME & GROWTH--INITIAL CLASS
    ---------------------------------------------------------   -----------------------------------------------------
     2004      2003      2002      2001      2000      1999      2004     2003     2002      2001     2000      1999
    -----------------------------------------------------------------------------------------------------------------
    $41,997   $40,618   $31,545   $37,813   $33,582   $28,171   $1,548   $1,371   $   711   $  652   $   377   $   --
      2,049     2,053     2,017     1,895     1,678     1,578      170      157       104       76        40       --
    $ 20.50   $ 19.78   $ 15.64   $ 19.95   $ 20.01   $ 17.85   $ 9.10   $ 8.72   $  6.82   $ 8.54   $  9.40   $   --
       3.6%     26.5%    (21.6%)    (0.3%)    12.1%      8.1%     4.4%    27.8%    (20.1%)   (9.1%)    (6.0%)      --
         --      1.6%      1.4%      1.5%                           --     1.9%      1.2%     1.0%

    $15,821   $14,265   $ 8,835   $ 5,849   $   870   $    89   $3,626   $3,183   $ 2,008   $1,716   $   761   $   36
      1,291     1,208       948       493        73         8      383      351       284      194        78        3
    $ 12.25   $ 11.81   $  9.32   $ 11.86   $ 11.87   $ 10.57   $ 9.47   $ 9.07   $  7.08   $ 8.84   $  9.71   $10.93
       3.7%     26.7%    (21.4%)    (0.1%)    12.3%      5.7%     4.5%    28.1%    (19.9%)   (9.0%)   (11.2%)    9.3%
         --      1.7%      1.8%      2.7%                           --     1.6%      1.3%     1.2%

    $   642   $   736   $   274   $   296   $    --   $    --   $  257   $  350   $     9   $   --   $    --   $   --
         61        73        35        29        --        --       23       33         1       --        --       --
    $ 10.51   $ 10.11   $  7.94   $ 10.05   $    --   $    --   $11.02   $10.52   $  8.18   $   --   $    --   $   --
       4.0%     27.4%    (21.0%)     0.5%        --        --     4.7%    28.7%    (18.2%)      --        --       --
         --      1.8%      1.4%      8.1%                           --     1.8%      1.2%       --

    $ 3,110   $ 2,025   $   708   $    --   $    --   $    --   $  598   $  323   $    68   $   --   $    --   $   --
        290       196        87        --        --        --       51       29         8       --        --       --
    $ 10.72   $ 10.31   $  8.10   $    --   $    --   $    --   $11.67   $11.14   $  8.66   $   --   $    --   $   --
       4.0%     27.4%    (19.0%)       --        --        --     4.7%    28.7%    (13.4%)      --        --       --
         --      2.1%      4.4%        --                           --     2.2%      3.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                      Dreyfus Large Company
                                                                       Value--Initial Class
                                                       ----------------------------------------------------
                                                        2004     2003     2002      2001     2000     1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $1,587   $1,238   $   725   $  691   $   72   $   --
Units Outstanding..................................       162      130        96       70        7       --
Variable Accumulation Unit Value...................    $ 9.80   $ 9.56   $  7.52   $ 9.82   $10.36   $   --
Total Return.......................................      2.5%    27.1%    (23.4%)   (5.2%)    3.6%       --
Investment Income Ratio............................        --     0.9%      0.7%     1.2%

GROUP 2 POLICIES(b)
Net Assets.........................................    $4,792   $4,035   $ 2,364   $2,001   $  560   $   21
Units Outstanding..................................       459      396       296      192       51        2
Variable Accumulation Unit Value...................    $10.44   $10.18   $  8.00   $10.42   $10.96   $10.34
Total Return.......................................      2.6%    27.3%    (23.2%)   (4.9%)    6.0%     3.4%
Investment Income Ratio............................        --     1.0%      0.7%     1.1%

GROUP 3 POLICIES
Net Assets.........................................    $   88   $   63   $    10   $   --   $   --   $   --
Units Outstanding..................................         8        6         1       --       --       --
Variable Accumulation Unit Value...................    $10.87   $10.56   $  8.26   $   --   $   --   $   --
Total Return.......................................      2.9%    27.9%    (17.4%)      --       --       --
Investment Income Ratio............................        --     1.3%      0.7%       --

GROUP 4 POLICIES
Net Assets.........................................    $  800   $  407   $    74   $   --   $   --   $   --
Units Outstanding..................................        73       38         9       --       --       --
Variable Accumulation Unit Value...................    $10.94   $10.64   $  8.31   $   --   $   --   $   --
Total Return.......................................      2.9%    27.9%    (16.9%)      --       --       --
Investment Income Ratio............................        --     1.4%      1.8%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                          MAINSTAY VP                               ALGER AMERICAN               ALGER AMERICAN
                     EAGLE ASSET MANAGEMENT                       LEVERAGED ALL CAP--        SMALL CAPITALIZATION--
                  GROWTH EQUITY--INITIAL CLASS                      CLASS O SHARES               CLASS O SHARES
    --------------------------------------------------------   -------------------------   ---------------------------
     2004      2003      2002      2001      2000      1999     2004     2003     2002      2004      2003      2002
    ------------------------------------------------------------------------------------------------------------------
    $ 3,529   $ 3,207   $ 2,214   $ 2,750   $ 1,967   $   --   $   --   $   --   $    --   $15,223   $14,286   $ 8,883
        532       461       405       359       213       --       --       --        --     1,542     1,562     1,373
    $  6.64   $  6.95   $  5.47   $  7.67   $  9.25   $   --   $   --   $   --   $    --   $  9.87   $  9.15   $  6.47
      (4.5%)    27.2%    (28.7%)   (17.1%)    (7.5%)      --       --       --        --      7.9%     41.4%    (26.7%)
         --      0.2%      0.1%        --                          --       --        --        --        --        --

    $12,022   $12,283   $ 7,827   $ 7,326   $ 3,130   $  136   $   --   $   --   $    --   $11,550   $10,177   $ 6,027
      1,337     1,305     1,060       709       251       10       --       --        --     1,550     1,475     1,237
    $  8.99   $  9.41   $  7.39   $ 10.34   $ 12.45   $13.90   $   --   $   --   $    --   $  7.45   $  6.90   $  4.87
      (4.4%)    27.4%    (28.6%)   (16.9%)   (10.4%)   39.0%       --       --        --      8.0%     41.6%    (26.6%)
         --      0.2%      0.1%        --                          --       --        --        --        --        --

    $   184   $   191   $    96   $    21   $    --   $   --   $   52   $   38   $     6   $   478   $   894   $    51
         21        21        13         2        --       --        4        3         1        41        83         7
    $  8.91   $  9.30   $  7.26   $ 10.11   $    --   $   --   $12.64   $11.92   $  8.85   $ 11.72   $ 10.82   $  7.60
      (4.2%)    28.1%    (28.2%)     1.1%        --       --     6.0%    34.7%    (11.5%)     8.3%     42.3%    (26.2%)
         --      0.2%      0.1%        --                          --       --        --        --        --        --

    $   928   $   655   $   159   $    --   $    --   $   --   $   --   $   --   $    --   $ 1,173   $   430   $    66
         92        62        19        --        --       --       --       --        --        92        37         8
    $ 10.09   $ 10.54   $  8.23   $    --   $    --   $   --   $   --   $   --   $    --   $ 12.75   $ 11.77   $  8.27
      (4.2%)    28.1%    (17.7%)       --        --       --       --       --        --      8.3%     42.3%    (17.3%)
         --      0.2%      0.2%        --                          --       --        --        --        --        --

           ALGER AMERICAN
       SMALL CAPITALIZATION--
           CLASS O SHARES
     ---------------------------
      2001      2000      1999
     ---------------------------
     $10,628   $12,193   $16,661
       1,203       966       954
     $  8.83   $ 12.62   $ 17.46
      (30.0%)   (27.7%)    42.4%
          --
     $ 5,640   $ 3,724   $    62
         850       394         5
     $  6.64   $  9.46   $ 13.06
      (29.8%)   (27.6%)    30.6%
          --
     $    28   $    --   $    --
           3        --        --
     $ 10.31   $    --   $    --
        3.1%        --        --
          --
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                               INFLATION PROTECTION--       INTERNATIONAL--          AMERICAN CENTURY VP
                                                      CLASS II                  CLASS II               VALUE--CLASS II
                                               ----------------------   ------------------------   ------------------------
                                                        2004             2004     2003     2002     2004     2003     2002
                                               ----------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

GROUP 3 POLICIES
Net Assets...................................          $   12           $    6   $  208   $   --   $  201   $  189   $   --
Units Outstanding............................               1               --       17       --       15       15       --
Variable Accumulation Unit Value.............          $ 9.90           $12.25   $11.98   $ 9.63   $13.47   $12.68   $ 9.84
Total Return.................................           (1.0%)            2.3%    24.4%    (3.7%)    6.2%    28.8%    (1.6%)
Investment Income Ratio......................           (2.2%)           (2.2%)      --       --    (1.6%)      --       --

GROUP 4 POLICIES
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                                  Dreyfus VIF
                                                                       Dreyfus IP                 Developing
                          Calvert                                 Technology Growth--              Leaders--
                      Social Balanced                                Initial Shares             Initial Shares
    ----------------------------------------------------   ----------------------------------   ---------------
     2004     2003     2002      2001     2000     1999     2004     2003     2002      2001     2004     2003
    -----------------------------------------------------------------------------------------------------------
    $1,430   $1,377   $ 1,178   $1,275   $1,248   $  983   $2,179   $1,633   $   320   $  279   $   --   $   --
       100       98        99       94       85       64      254      185        54       29       --       --
    $14.35   $14.04   $ 11.85   $13.58   $14.70   $15.28   $ 8.58   $ 8.81   $  5.88   $ 9.77   $   --   $   --
      2.2%    18.5%    (12.7%)   (7.6%)   (3.8%)   11.5%    (2.6%)   49.9%    (39.8%)   (2.3%)      --       --
        --     1.9%      2.9%     3.9%                         --       --        --       --       --       --

    $1,806   $1,712   $ 1,379   $  914   $  400   $    8   $2,218   $1,884   $   550   $  191   $   --   $   --
       178      172       165       95       39        1      249      206        91       19       --       --
    $10.16   $ 9.93   $  8.36   $ 9.57   $10.33   $10.72   $ 8.90   $ 9.13   $  6.08   $10.08   $   --   $   --
      2.3%    18.7%    (12.6%)   (7.4%)   (3.6%)    7.2%    (2.5%)   50.2%    (39.7%)    0.8%       --       --
        --     2.0%      3.4%     5.8%                         --       --        --       --       --       --

    $   --   $   --   $    --   $   --   $   --   $   --   $   73   $   53   $    24   $    5   $  193   $  135
        --       --        --       --       --       --        7        5         3       --       14       11
    $   --   $   --   $    --   $   --   $   --   $   --   $11.25   $11.51   $  7.63   $12.59   $13.32   $12.75
        --       --        --       --       --       --    (2.3%)   51.0%    (39.4%)   25.9%     4.5%    27.5%
        --       --        --       --                         --       --        --       --       --       --

    $  285   $  185   $    59   $   --   $   --   $   --   $1,182   $  637   $    68   $   --   $   --   $   --
        25       17         6       --       --       --      104       55         9       --       --       --
    $11.40   $11.11   $  9.31   $   --   $   --   $   --   $11.32   $11.59   $  7.68   $   --   $   --   $   --
      2.6%    19.3%     (6.9%)      --       --       --    (2.3%)   51.0%    (23.2%)      --       --       --
        --     2.6%     16.8%       --                         --       --        --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          FIDELITY(R) VIP
                                                                   CONTRAFUND(R)--INITIAL CLASS
                                                     ---------------------------------------------------------
                                                      2004      2003      2002      2001      2000      1999
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $64,022   $59,024   $43,637   $44,376   $43,916   $37,009
Units Outstanding..................................    3,191     3,117     2,940     2,691     2,321     1,814
Variable Accumulation Unit Value...................  $ 20.06   $ 18.94   $ 14.84   $ 16.49   $ 18.92   $ 20.41
Total Return.......................................     6.0%     27.6%    (10.0%)   (12.8%)    (7.3%)    23.4%
Investment Income Ratio............................     0.3%      0.4%      0.8%      0.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $34,985   $30,734   $19,700   $15,235   $ 7,568   $   471
Units Outstanding..................................    2,978     2,774     2,273     1,586       688        40
Variable Accumulation Unit Value...................  $ 11.75   $ 11.08   $  8.67   $  9.61   $ 11.00   $ 11.84
Total Return.......................................     6.1%     27.8%     (9.8%)   (12.6%)    (7.1%)    18.4%
Investment Income Ratio............................     0.3%      0.4%      0.7%      0.5%

GROUP 3 POLICIES
Net Assets.........................................  $   975   $   641   $   177   $   168   $    --   $    --
Units Outstanding..................................       80        56        20        17        --        --
Variable Accumulation Unit Value...................  $ 12.21   $ 11.48   $  8.94   $  9.86   $    --   $    --
Total Return.......................................     6.3%     28.5%     (9.3%)    (1.4%)       --        --
Investment Income Ratio............................    (0.3%)     0.4%      0.8%        --

GROUP 4 POLICIES
Net Assets.........................................  $ 4,204   $ 2,500   $   523   $    --   $    --   $    --
Units Outstanding..................................      345       218        59        --        --        --
Variable Accumulation Unit Value...................  $ 12.20   $ 11.47   $  8.93   $    --   $    --   $    --
Total Return.......................................     6.3%     28.5%    (10.7%)       --        --        --
Investment Income Ratio............................     0.3%      0.2%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                          FIDELITY(R) VIP                                 FIDELITY(R) VIP
                   EQUITY-INCOME--INITIAL CLASS                        GROWTH--INITIAL CLASS
     ---------------------------------------------------------   ----------------------------------
      2004      2003      2002      2001      2000      1999      2004     2003     2002      2001
     ----------------------------------------------------------------------------------------------
     $24,607   $22,122   $16,081   $17,855   $15,911   $12,869   $   --   $   --   $    --   $   --
       1,423     1,320     1,241     1,137       956       833       --       --        --       --
     $ 17.29   $ 16.76   $ 12.95   $ 15.71   $ 16.64   $ 15.46   $   --   $   --   $    --   $   --
        3.1%     29.4%    (17.7%)    (5.6%)     7.6%      5.6%       --       --        --       --
        1.5%      1.7%      1.7%      1.5%                           --       --        --       --

     $14,395   $12,853   $ 7,626   $ 5,786   $ 2,272   $   226   $   --   $   --   $    --   $   --
       1,206     1,111       855       536       199        21       --       --        --       --
     $ 11.94   $ 11.57   $  8.92   $ 10.79   $ 11.41   $ 10.58   $   --   $   --   $    --   $   --
        3.2%     29.7%    (17.3%)    (5.4%)     7.8%      5.8%       --       --        --       --
        1.5%      1.6%      1.4%      1.1%                           --       --        --       --

     $   278   $   732   $    47   $     1   $    --   $    --   $  285   $  258   $   101   $  150
          24        66         6        --        --        --       31       28        15       15
     $ 11.56   $ 11.17   $  8.57   $ 10.32   $    --   $    --   $ 9.19   $ 9.05   $  6.82   $ 9.75
        3.5%     30.3%    (17.1%)     3.2%        --        --     1.5%    32.8%    (30.1%)   (2.5%)
       (2.5%)     0.3%      0.5%        --                        (0.2%)    0.2%      0.3%       --

     $ 2,755   $ 1,449   $   334   $    --   $    --   $    --   $   --   $   --   $    --   $   --
         240       131        39        --        --        --       --       --        --       --
     $ 11.47   $ 11.09   $  8.51   $    --   $    --   $    --   $   --   $   --   $    --   $   --
        3.5%     30.3%    (14.9%)       --        --        --       --       --        --       --
        1.2%      0.9%        --        --                           --       --        --       --


              FIDELITY(R) VIP
          INDEX 500--INITIAL CLASS
     ----------------------------------
      2004     2003     2002      2001
     ----------------------------------
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $  903   $  613   $    87   $  102
         90       63        11       10
     $10.07   $ 9.74   $  7.59   $ 9.76
       3.3%    28.4%    (22.2%)   (2.4%)
      (1.4%)    0.7%      1.3%       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           FIDELITY(R) VIP                        FIDELITY(R) VIP
                                           INVESTMENT GRADE                          MID CAP--
                                         BOND--INITIAL CLASS                       INITIAL CLASS
                                    ------------------------------   -----------------------------------------
                                      2004       2003       2002       2004       2003       2002       2001
                                    --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding.................       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value...........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return......................       --         --         --         --         --         --         --
Investment Income Ratio...........       --         --         --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding.................       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value...........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return......................       --         --         --         --         --         --         --
Investment Income Ratio...........       --         --         --         --         --         --         --


GROUP 3 POLICIES
Net Assets........................  $    25     $   89     $   51     $1,275     $  632     $  393     $  344
Units Outstanding.................        2          8          5         93         49         42         33
Variable Accumulation Unit
  Value...........................  $ 10.70     $10.70     $10.17     $13.68     $12.89     $ 9.30     $10.31
Total Return......................       --       5.2%       1.7%       6.2%      38.6%      (9.8%)      3.1%
Investment Income Ratio...........   (13.7%)      4.1%         --         --       0.4%       0.8%         --


GROUP 4 POLICIES
Net Assets........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding.................       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value...........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return......................       --         --         --         --         --         --         --
Investment Income Ratio...........       --         --         --         --         --         --         --

                                           FIDELITY(R) VIP
                                              OVERSEAS--
                                            INITIAL CLASS
                                    ------------------------------
                                      2004       2003       2002
                                    ------------------------------
GROUP 1 POLICIES(a)
Net Assets........................   $   --     $   --    $    --
Units Outstanding.................       --         --         --
Variable Accumulation Unit
  Value...........................   $   --     $   --    $    --
Total Return......................       --         --         --
Investment Income Ratio...........       --         --         --

GROUP 2 POLICIES(b)
Net Assets........................   $   --     $   --    $    --
Units Outstanding.................       --         --         --
Variable Accumulation Unit
  Value...........................   $   --     $   --    $    --
Total Return......................       --         --         --
Investment Income Ratio...........       --         --         --

GROUP 3 POLICIES
Net Assets........................   $  360     $  509    $     1
Units Outstanding.................       32         45         --
Variable Accumulation Unit
  Value...........................   $11.40     $11.29    $  7.88
Total Return......................     1.0%      43.4%     (21.2%)
Investment Income Ratio...........    (1.0%)      0.1%         --

GROUP 4 POLICIES
Net Assets........................   $   --     $   --    $    --
Units Outstanding.................       --         --         --
Variable Accumulation Unit
  Value...........................   $   --     $   --    $    --
Total Return......................       --         --         --
Investment Income Ratio...........       --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                         JANUS ASPEN SERIES
                   JANUS ASPEN SERIES BALANCED--                          MID CAP GROWTH--
                       INSTITUTIONAL SHARES                             INSTITUTIONAL SHARES
     ---------------------------------------------------------   ----------------------------------
      2004      2003      2002      2001      2000      1999      2004     2003     2002      2001
     ----------------------------------------------------------------------------------------------
     $41,938   $43,234   $36,821   $35,709   $31,845   $22,549   $   --   $   --   $    --   $   --
       2,069     2,165     2,089     1,882     1,589     1,092       --       --        --       --
     $ 20.27   $ 19.97   $ 17.63   $ 18.98   $ 20.04   $ 20.66   $   --   $   --   $    --   $   --
        1.5%     13.3%     (7.1%)    (5.3%)    (3.0%)    25.9%       --       --        --       --
        0.8%      2.3%      2.5%      2.7%                           --       --        --       --

     $50,532   $47,916   $36,285   $26,919   $12,464   $   887   $   --   $   --   $    --   $   --
       4,411     4,251     3,653     2,523     1,108        77       --       --        --       --
     $ 11.46   $ 11.27   $  9.93   $ 10.67   $ 11.25   $ 11.57   $   --   $   --   $    --   $   --
        1.6%     13.5%     (6.9%)    (5.2%)    (2.8%)    15.7%       --       --        --       --
        0.8%      2.3%      2.7%      3.1%                           --       --        --       --

     $   347   $   246   $   110   $    86   $    --   $    --   $   90   $   27   $     2   $    1
          32        23        12         9        --        --        8        3        --       --
     $ 10.92   $ 10.72   $  9.40   $ 10.04   $    --   $    --   $11.29   $10.41   $  7.70   $10.69
        1.9%     14.0%     (6.3%)     0.4%        --        --     8.5%    35.1%    (27.9%)    6.9%
          --      2.5%      2.4%      4.2%                        (2.9%)      --        --       --

     $ 4,642   $ 3,422   $ 1,084   $    --   $    --   $    --   $   --   $   --   $    --   $   --
         422       317       114        --        --        --       --       --        --       --
     $ 11.00   $ 10.80   $  9.47   $    --   $    --   $    --   $   --   $   --   $    --   $   --
        1.9%     14.0%     (5.3%)       --        --        --       --       --        --       --
        0.9%      2.6%      4.4%        --                           --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                          JANUS ASPEN SERIES
                                                                          WORLDWIDE GROWTH--
                                                                         INSTITUTIONAL SHARES
                                                       ---------------------------------------------------------
                                                        2004      2003      2002      2001      2000      1999
                                                       ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $49,411   $51,897   $41,366   $52,870   $60,953   $52,432
Units Outstanding..................................      3,342     3,386     3,323     3,142     2,790     2,010
Variable Accumulation Unit Value...................    $ 14.78   $ 15.33   $ 12.45   $ 16.82   $ 21.84   $ 26.09
Total Return.......................................      (3.5%)    23.1%    (25.9%)   (23.0%)   (16.3%)    63.4%
Investment Income Ratio............................       0.5%      1.1%      0.9%      0.5%

GROUP 2 POLICIES(b)
Net Assets.........................................    $41,144   $40,827   $27,454   $25,080   $14,062   $   629
Units Outstanding..................................      5,101     4,887     4,055     2,746     1,188        45
Variable Accumulation Unit Value...................    $  8.07   $  8.35   $  6.77   $  9.13   $ 11.84   $ 14.11
Total Return.......................................      (3.4%)    23.4%    (25.7%)   (22.9%)   (16.1%)    41.1%
Investment Income Ratio............................       0.5%      1.1%      1.0%      0.6%

GROUP 3 POLICIES
Net Assets.........................................    $   224   $   185   $   136   $   104   $    --   $    --
Units Outstanding..................................         24        20        18        10        --        --
Variable Accumulation Unit Value...................    $  9.16   $  9.46   $  7.63   $ 10.24   $    --   $    --
Total Return.......................................      (3.2%)    24.0%    (25.4%)     2.4%        --        --
Investment Income Ratio............................      (0.5%)     1.0%      1.1%      1.0%

GROUP 4 POLICIES
Net Assets.........................................    $ 2,171   $ 1,530   $   418   $    --   $    --   $    --
Units Outstanding..................................        221       151        51        --        --        --
Variable Accumulation Unit Value...................    $  9.82   $ 10.15   $  8.19   $    --   $    --   $    --
Total Return.......................................      (3.2%)    24.0%    (18.1%)       --        --        --
Investment Income Ratio............................       0.5%      1.1%      1.8%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                           MFS(R) NEW         MFS(R)           MFS(R)
                                            DISCOVERY        RESEARCH         UTILITIES
             MFS(R) INVESTORS               SERIES--         SERIES--         SERIES--
       TRUST SERIES--INITIAL CLASS        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ----------------------------------   ---------------   -------------   ---------------
     2004     2003     2002      2001     2004     2003        2004         2004     2003
    --------------------------------------------------------------------------------------
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --

    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --

    $   55   $   54   $    46   $   61   $   34   $   22      $   --       $    4   $    5
         6        6         6        6        3        2          --           --       --
    $ 9.84   $ 9.63   $  7.88   $ 9.97   $10.62   $10.54      $10.61       $13.65   $12.87
      2.2%    22.1%    (21.0%)   (0.3%)    0.8%     5.4%        6.1%         6.1%    28.7%
     (0.6%)    0.7%      0.5%       --       --       --          --        (1.5%)    2.2%

    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --


            NEUBERGER BERMAN AMT
               MID-CAP GROWTH
     ----------------------------------
      2004     2003     2002      2001
     ----------------------------------
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   66   $   39   $    10   $    4
          6        4         1       --
     $11.20   $10.42   $  8.14   $11.52
       7.5%    28.1%    (29.3%)   15.2%
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                  T. ROWE PRICE
                                                                                                   LIMITED-TERM
                                                        T. ROWE PRICE                                  BOND
                                                   EQUITY INCOME PORTFOLIO                          PORTFOLIO
                                    ------------------------------------------------------   ------------------------
                                     2004      2003      2002      2001     2000     1999     2004     2003     2002
                                    ---------------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets........................  $ 8,415   $ 6,156   $ 3,525   $2,013   $   51   $   --   $   --   $   --   $   --
Units Outstanding.................      678       516       368      182        5       --       --       --       --
Variable Accumulation Unit
  Value...........................  $ 12.42   $ 11.92   $  9.57   $11.09   $11.01   $   --   $   --   $   --   $   --
Total Return......................     4.1%     24.6%    (13.7%)    0.7%    10.1%       --       --       --       --
Investment Income Ratio...........     0.7%      1.8%      1.8%     1.8%                         --       --       --

GROUP 2 POLICIES(b)
Net Assets........................  $14,522   $12,402   $ 6,921   $3,893   $  713   $   85   $   --   $   --   $   --
Units Outstanding.................    1,156     1,029       717      349       64        9       --       --       --
Variable Accumulation Unit
  Value...........................  $ 12.56   $ 12.05   $  9.65   $11.16   $11.06   $ 9.83   $   --   $   --   $   --
Total Return......................     4.2%     24.9%    (13.5%)    0.9%    12.5%    (1.7%)      --       --       --
Investment Income Ratio...........     0.7%      1.8%      1.8%     1.7%                         --       --       --

GROUP 3 POLICIES
Net Assets........................  $   672   $   662   $   276   $  207   $   --   $   --   $  162   $  269   $   86
Units Outstanding.................       59        61        32       21       --       --       15       26        8
Variable Accumulation Unit
  Value...........................  $ 11.34   $ 10.85   $  8.65   $ 9.96   $   --   $   --   $10.51   $10.52   $10.09
Total Return......................     4.5%     25.5%    (13.3%)   (0.4%)      --       --    (0.1%)    4.3%     0.9%
Investment Income Ratio...........    (1.2%)     1.8%      1.8%     3.3%                      (1.8%)    3.5%     4.3%

GROUP 4 POLICIES
Net Assets........................  $ 3,125   $ 1,764   $   298   $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding.................      274       162        34       --       --       --       --       --       --
Variable Accumulation Unit
  Value...........................  $ 11.41   $ 10.92   $  8.70   $   --   $   --   $   --   $   --   $   --   $   --
Total Return......................     4.5%     25.5%    (13.0%)      --       --       --       --       --       --
Investment Income Ratio...........     0.7%      1.9%      2.7%       --                         --       --       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     Van Eck                              Van Kampen
    Worldwide         Van Eck            UIF Emerging                                 Van Kampen
    Absolute         Worldwide          Markets Debt--                                    UIF
     Return         Hard Assets             Class I                        Emerging Markets Equity--Class I
    ---------   -------------------   -------------------   ---------------------------------------------------------------
      2004        2004       2003       2004       2003       2004       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------------------
      $  --      $   --     $   --     $   --     $   --     $9,816     $9,762    $ 5,859     $6,070    $ 5,669     $6,651
         --          --         --         --         --        922        888        792        742        644        456
      $  --      $   --     $   --     $   --     $   --     $10.65     $11.00    $  7.40     $ 8.18    $  8.81     $14.59
         --          --         --         --         --      (3.2%)     48.6%      (9.5%)     (7.2%)    (39.6%)     94.3%
         --          --         --         --         --         --         --         --         --

      $  --      $   --     $   --     $   --     $   --     $6,595     $6,724    $ 3,494     $2,877    $ 1,451     $   58
         --          --         --         --         --        603        595        461        344        161          4
      $  --      $   --     $   --     $   --     $   --     $10.94     $11.29    $  7.58     $ 8.36    $  8.99     $14.86
         --          --         --         --         --      (3.1%)     48.9%      (9.4%)     (7.0%)    (39.5%)     48.6%
         --          --         --         --         --         --         --         --         --

      $  12      $   16     $    4     $   19     $   20     $   32     $    2    $     1     $   --    $    --     $   --
          1           1         --          2          2          3         --         --         --         --         --
      $9.81      $11.71     $11.38     $10.59     $10.94     $11.74     $12.09    $  8.07     $   --    $    --     $   --
         --        2.9%      13.8%      (3.2%)      9.4%      (2.9%)     49.7%     (19.3%)        --         --         --
         --       (1.1%)        --         --         --         --         --         --         --

      $  --      $   --     $   --     $   --     $   --     $  641     $  371    $    74     $   --    $    --     $   --
         --          --         --         --         --         53         30          9         --         --         --
      $  --      $   --     $   --     $   --     $   --     $12.06     $12.42    $  8.30     $   --    $    --     $   --
         --          --         --         --         --      (2.9%)     49.7%     (17.0%)        --         --         --
         --          --         --         --         --         --         --         --         --

         Van Kampen
          UIF U.S.
        Real Estate--
           Class I
     -------------------
       2004       2003
     -------------------
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --
      $    6     $    4
          --         --
      $12.87     $12.00
        7.2%      20.0%
          --         --
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --

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